AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2004
 ------------------------------------------------------------------------------

                               FILE NOS. 333-34356
                                    811-07351

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 6

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 34

              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

                             JOSEPH P. RATH, ESQUIRE
                         ALLSTATE LIFE INSURANCE COMPANY
                                   ALFS, INC.
                          3100 SANDERS ROAD, SUITE J5B
                              NORTHBROOK, IL 60062

Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2004 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(i) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life and Annuity Separate Account A under deferred variable annuity contracts.

AIM LIFETIME ENHANCED CHOICE/SM /VARIABLE ANNUITY

GLENBROOK LIFE AND ANNUITY COMPANY
544 LAKEVIEW PARKWAY, SUITE 300
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-776-6978                    PROSPECTUS DATED MAY 1, 2004
 -------------------------------------------------------------------------------
Glenbrook Life and Annuity Company ("GLENBROOK LIFE") is offering the AIM Lifetime Enhanced Choice/SM/ Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 20 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 18 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life and Annuity Company Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds (SERIES I SHARES).

AIM V.I. AGGRESSIVE GROWTH FUND                                             AIM V.I. GOVERNMENT SECURITIES FUND
AIM V.I. BALANCED FUND                                                      AIM V.I. GROWTH FUND
AIM V.I. BASIC VALUE FUND                                                   AIM V.I. HIGH YIELD FUND
AIM V.I. BLUE CHIP FUND                                                     AIM V.I. INTERNATIONAL GROWTH FUND
AIM V.I. CAPITAL APPRECIATION FUND                                          AIM V.I. MID CAP CORE EQUITY FUND
AIM V.I. CAPITAL DEVELOPMENT FUND                                           AIM V.I. MONEY MARKET FUND
AIM V.I. CORE EQUITY FUND                                                   AIM V.I. PREMIER EQUITY FUND
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                                       INVESCO VIF-TECHNOLOGY FUND*
AIM V.I. DIVERSIFIED INCOME FUND                                            INVESCO VIF-UTILITIES FUND**


*Effective April 30, 2004, the AIM V.I. New Technology Fund merged into the INVESCO VIF-Technology Fund. We have made a corresponding change in the name of the Variable Sub-Account that reflects that fund.

**Effective April 30, 2004, the AIM V.I. Global Utilities Fund merged into the INVESCO VIF-Utilities Fund. We have made a corresponding change in the name of the Variable Sub-Account that reflects that fund.




                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                WE ARE NO LONGER OFFERING THE CONTRACTS FOR SALE.



WE ("Glenbrook Life") have filed a Statement of Additional Information, May 1, 2004, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 42 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

Each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT"). There are two Credit Enhancement options available under the Contract. Under Credit Enhancement option 1, we will add to your Contract Value a Credit Enhancement equal to 4% of your purchase payments ("CREDIT ENHANCEMENT OPTION 1"). Under Credit Enhancement option 2, we will add to your Contract Value a Credit Enhancement equal to 2% of your purchase payments ("CREDIT ENHANCEMENT OPTION 2"). In addition, under Credit Enhancement Option 2, on every 5th Contract anniversary ("CONTRACT ANNIVERSARY") during the Accumulation Phase, we will add to your Contract Value a Credit Enhancement equal to 2% of your Contract Value as of such


                                 1  PROSPECTUS

Contract Anniversary. Expenses for this Contract may be higher than a contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                              4
--------------------------------------------------------------------------------
  The Contract at a Glance                                                     5
--------------------------------------------------------------------------------
  How the Contract Works                                                       7
--------------------------------------------------------------------------------
  Expense Table                                                                8
--------------------------------------------------------------------------------
  Financial Information                                                        9
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                                 9
--------------------------------------------------------------------------------
  Purchases                                                                   11
--------------------------------------------------------------------------------
  Contract Value                                                              12
--------------------------------------------------------------------------------
  Investment Alternatives:
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                                13
--------------------------------------------------------------------------------
     The Fixed Account Options                                                14
--------------------------------------------------------------------------------
     Transfers                                                                16
--------------------------------------------------------------------------------
  Expenses                                                                    18
--------------------------------------------------------------------------------
  Other Expenses                                                              20
--------------------------------------------------------------------------------
  Access To Your Money                                                        20
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
  Income Payments                                                             21
--------------------------------------------------------------------------------
  Death Benefits                                                              23
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                           26
--------------------------------------------------------------------------------
     Glenbrook Life                                                           26
--------------------------------------------------------------------------------
     The Variable Account                                                     26
--------------------------------------------------------------------------------
     The Funds                                                                27
--------------------------------------------------------------------------------
     The Contract                                                             27
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan                     28
--------------------------------------------------------------------------------
     Legal Matters                                                            28
--------------------------------------------------------------------------------
  Taxes                                                                       29
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                          35
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES                                           36
--------------------------------------------------------------------------------
APPENDIX B-MARKET VALUE ADJUSTMENT                                            40
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                         42
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                            PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                             7
--------------------------------------------------------------------------------
Accumulation Unit                                                             12
--------------------------------------------------------------------------------
Accumulation Unit Value                                                       12
--------------------------------------------------------------------------------
Annuitant                                                                     10
--------------------------------------------------------------------------------
Automatic Additions Program                                                   11
--------------------------------------------------------------------------------
Automatic Fund Rebalancing Program                                            17
--------------------------------------------------------------------------------
Beneficiary                                                                   10
--------------------------------------------------------------------------------
Cancellation Period                                                           12
--------------------------------------------------------------------------------
*Contract                                                                      9
--------------------------------------------------------------------------------
Contract Anniversary                                                           6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                         9
--------------------------------------------------------------------------------
Contract Value                                                                 5
--------------------------------------------------------------------------------
Contract Year                                                                  6
--------------------------------------------------------------------------------
Credit Enhancement                                                            11
--------------------------------------------------------------------------------
Death Benefit Anniversary                                                     23
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                                 17
--------------------------------------------------------------------------------
Due Proof of Death                                                            23
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                  24
--------------------------------------------------------------------------------
Fixed Account Options                                                         14
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
Free Withdrawal Amount                                                        19
--------------------------------------------------------------------------------
Funds                                                                         27
--------------------------------------------------------------------------------
Glenbrook Life ("We")                                                         26
--------------------------------------------------------------------------------
Guarantee Periods                                                             14
--------------------------------------------------------------------------------
Income Plan                                                                   21
--------------------------------------------------------------------------------
Investment Alternatives                                                       13
--------------------------------------------------------------------------------
Issue Date                                                                     7
--------------------------------------------------------------------------------
Market Value Adjustment                                                       15
--------------------------------------------------------------------------------
Payout Phase                                                                   7
--------------------------------------------------------------------------------
Payout Start Date                                                             21
--------------------------------------------------------------------------------
Qualified Contract                                                            32
--------------------------------------------------------------------------------
Right to Cancel                                                               12
--------------------------------------------------------------------------------
SEC                                                                           35
--------------------------------------------------------------------------------
Settlement Value                                                              24
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                                 21
--------------------------------------------------------------------------------
Treasury Rate                                                                 16
--------------------------------------------------------------------------------
Valuation Date                                                                11
--------------------------------------------------------------------------------
Variable Account                                                              26
--------------------------------------------------------------------------------
Variable Sub-Account                                                          13
--------------------------------------------------------------------------------


* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states, the Contract is available only as a group Contract.


                                 4  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase a Contract with as little as $10,000.
                                You can add to your Contract as often and as much as
                                you like, but each payment must be at least $500 ($100
                                for automatic purchase payments to the variable
                                investment options). You must maintain a minimum
                                account size of $1,000.
---------------------------------------------------------------------------------------
CREDIT ENHANCEMENTS             Each time you make a purchase payment, if you choose
                                Credit Enhancement Option 1, we will add to your
                                Contract Value ("CONTRACT VALUE") a Credit Enhancement
                                equal to 4% of such purchase payment (If you choose
                                Credit Enhancement Option 2, we will add to your
                                Contract Value a Credit Enhancement of 2% on every
                                5/TH/ Contract Anniversary during the Accumulation
                                Phase).
---------------------------------------------------------------------------------------
RIGHT TO CANCEL                 You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require
                                ("CANCELLATION PERIOD"). Upon cancellation we will
                                return your purchase payments adjusted, to the extent
                                applicable law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account. If you exercise your Right to Cancel the
                                Contract, the amount we refund to you will not include
                                any Credit Enhancement. See "RIGHT TO CANCEL" for
                                details.
---------------------------------------------------------------------------------------
EXPENSES                        You will bear the following expenses:

                                .Total Variable Account annual fees equal to 1.50% of
                                  average daily net assets (1.70% if you select the
                                  ENHANCED DEATH BENEFIT RIDER)

                                .Annual contract maintenance charge of $35 (with
                                  certain exceptions)

                                .Withdrawal charges ranging from 0% to 8% of purchase
                                  payments withdrawn (with certain exceptions)

                                .Transfer fee of $10 after 12th transfer in any
                                  CONTRACT YEAR (fee currently waived)

                                . State premium tax (if your state imposes one)

                                In addition, each Fund pays expenses that you will bear
                                indirectly if you invest in a Variable Sub- Account.
---------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES         The Contract offers 20 investment alternatives
                                including:

                                .2 Fixed Account Options (which credit interest at
                                  rates we guarantee)

                                .18 Variable Sub-Accounts investing in Funds offering
                                  professional money management by A I M Advisors, Inc.

                                To find out current rates being paid on the Fixed
                                Account Options, or to find out how the Variable
                                Sub-Accounts have performed, please call us at 1-
                                800-776-6978.
---------------------------------------------------------------------------------------
SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC FUND REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------


                                 5  PROSPECTUS



INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways:

                                . life income with guaranteed payments

                                .a joint and survivor life income with guaranteed
                                  payments

                                .guaranteed payments for a specified period (5 to 30
                                  years)
---------------------------------------------------------------------------------------
DEATH BENEFITS                  If you die before the PAYOUT START DATE, we will pay
                                the death benefit described in the Contract. We also
                                offer an Enhanced Death Benefit Rider.
---------------------------------------------------------------------------------------
TRANSFERS                       Before the PAYOUT START DATE, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. No minimum applies to the amount
                                you transfer.

                                We do not currently impose a fee upon transfers.
                                However, we reserve the right to charge $10 per
                                transfer after the 12th transfer in each "Contract
                                Year," which we measure from the date we issue your
                                contract or a CONTRACT ANNIVERSARY.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time prior to the date income payments begin, and,
                                under limited circumstances, during the Payout Phase.
                                In general, you must withdraw at least $50 at a time.
                                Withdrawals taken prior to annuitization (referred to
                                in this prospectus as the Payout Phase) are generally
                                considered to come from the earnings in the Contract
                                first.  If the Contract is tax-qualified, generally all
                                withdrawals are treated as distributions of earnings.
                                 Withdrawals of earnings are taxed as ordinary income
                                and, if taken prior to age 59 1/2, may be subject to an
                                additional 10% federal tax penalty. A withdrawal charge
                                and MARKET VALUE ADJUSTMENT also may apply.
---------------------------------------------------------------------------------------






                                 6  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 20 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 21. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-776-6978 if you have any questions about how the Contract works.


                                 7  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses" below. For more information about Fund expenses, please refer to the accompanying fund prospectus.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:   0    1    2    3    4    5    6    7     8
-------------------------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                8%   8%   7%   7%   6%   5%   4%   3%    0%
-------------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                            $35.00**
-------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                  $10.00***
-------------------------------------------------------------------------------------------------------------------------------


  *Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year (15% of the initial purchase payment during the first Contract Year) without incurring a withdrawal charge or Market Value Adjustment. See "Free Withdrawal Amount" for details.

  ** We will waive this charge in certain cases. See "Expenses."

  *** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                                 With Enhanced
                                                        Base     Death Benefit
                                                      Contract       Rider
-------------------------------------------------------------------------------
Mortality and Expense                                  1.40%        1.60%
Risk Charge
-------------------------------------------------------------------------------
Administrative Expense Charge                          0.10%        0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                  1.50%        1.70%
-------------------------------------------------------------------------------


The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement.
 More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.

                             ANNUAL FUND EXPENSES
--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Fund
Operating
Expenses/(1)/
(expenses that are
deducted from Fund
assets, which may
include management
fees, distribution
and/or services
(12b-1) fees, and                   0.66%                        1.30%
other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2003.


EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,


                                 8  PROSPECTUS

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Enhanced Death Benefit Option

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                     1 Year             3 Years         5 Years          10 Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual        $1,022         $1,634          $2,182           $3,654
Fund Expenses
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual        $  957         $1,437          $1,858           $3,029
Fund Expenses
---------------------------------------------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1 Year           3 Years          5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum     $342          $1,042          $1,761           $3,654
Annual Fund Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum     $277          $  847          $1,440           $3,029
Annual Fund Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT RIDER WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.60%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF THE ENHANCED DEATH BENEFIT HAD NOT BEEN ELECTED, THE EXAMPLE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE ABOVE EXAMPLES ALSO ASSUME TOTAL ANNUAL FUND EXPENSES LISTED IN THE EXPENSE TABLE WILL CONTINUE THROUGHOUT THE PERIODS SHOWN.


FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.

The financial statements of Glenbrook Life also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The AIM Lifetime Enhanced Choice/SM/ Variable Annuity is a contract between you, the Contract Owner, and Glenbrook Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,


                                 9  PROSPECTUS

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 80 as of the date we receive the completed application to purchase the Contract.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The maximum age of the Annuitant cannot exceed age 80 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a living person, you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend under an Income Plan, on the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

.. the youngest Contract Owner if living, otherwise

.. the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions, if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits".) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one or more contingent Beneficiaries who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT

Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


                                 10  PROSPECTUS

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $10,000. All subsequent purchase payments must be $500 or more. The maximum purchase payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum purchase payment and to change the maximum purchase payment. You may make purchase payments of at least $500 at any time prior to the Payout Start Date.

We reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center located in Vernon Hills, Illinois (mailing address P.O. Box 94038, Palatine, Illinois, 60094-4038; overnight mail: 544 Lakeview Parkway, Suite 300, Vernon Hills, Illinois, 60061).

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
There are two Credit Enhancement options available under the Contract. You select one of these options in your application.

OPTION 1: Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment.

OPTION 2: Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. In addition, on every 5th Contract Anniversary during the Accumulation Phase, we will add to your Contract Value a Credit Enhancement equal to 2% of your Contract Value as of such Contract Anniversary.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment (except that any portion of the Credit Enhancement corresponding to the value in any Fixed Account Option will instead be allocated to the Money Market Variable Sub-Account). Thereafter, you may instruct us to allocate these funds to any investment alternative you choose. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract.


                                 11  PROSPECTUS

See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent state law permits, to reflect investment gain or loss and any applicable charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your contract is qualified under Code
Section 408(b) we will refund the greater of any purchase payment or the Contract Value.The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the Credit Enhancement.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to the initial purchase payment plus the Credit Enhancement. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. If you select Credit Enhancement Option 1, we also would credit an additional 40 Accumulation Units of that Variable Sub-Account to your Contract to reflect the 4% Credit Enhancement on your purchase payment (20 additional Units under Option 2, and additional Units every 5th Contract Anniversary if applicable). See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider described on page 24.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                 12  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 18 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectus before allocating amounts to the Variable Sub-Accounts. A I M Advisors, Inc. serves as the investment advisor to each Fund.


SERIES I SHARES:        EACH FUND SEEKS*:                INVESTMENT ADVISOR
-------------------------------------------------------------------------------
AIM V.I. Aggressive     Long-term growth of capital
 Growth Fund**
---------------------------------------------------------
AIM V.I. Balanced Fund   As high a total return as
                         possible, consistent with
                         preservation of capital
---------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
 Fund
---------------------------------------------------------
AIM V.I. Blue Chip      Long-term growth of capital
 Fund                    with a secondary objective of
                         current income
---------------------------------------------------------
AIM V.I. Capital        Growth of capital
 Appreciation Fund
---------------------------------------------------------
AIM V.I. Capital        Long-term growth of capital
 Development Fund
---------------------------------------------------------
AIM V.I. Core Equity    Growth of capital                 A I M ADVISORS, INC.
 Fund
---------------------------------------------------------
AIM V.I. Dent           Long-term growth of capital
 Demographic Trends
 Fund***
---------------------------------------------------------
AIM V.I. Diversified    High level of current income
 Income Fund
---------------------------------------------------------
AIM V.I. Government     High level of current income
 Securities Fund         consistent with reasonable
                         concern for safety of
                         principal
---------------------------------------------------------
AIM V.I. Growth Fund    Growth of capital
---------------------------------------------------------
AIM V.I. High Yield     High level of current income
 Fund
---------------------------------------------------------
AIM V.I. International  Long-term growth of capital
 Growth Fund
---------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
 Equity Fund
---------------------------------------------------------
AIM V.I. Money Market   As high a level of current
 Fund                    income as is consistent with
                         the preservation of capital
                         and liquidity
---------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital
 Equity Fund             with income as a secondary
                         objective
---------------------------------------------------------
INVESCO VIF-Technology  Seeks capital growth
 Fund****
---------------------------------------------------------
INVESCO VIF-Utilities   Seeks capital growth and
 Fund****                current income
---------------------------------------------------------


  *A Fund's investment objective(s) may be changed by the Fund's Board of Trustees without shareholders approval.

  ** Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its Shares and it will be closed to new participants when Fund assets reach $200 million. During closed periods, the Fund will accept additional investments from existing Contract Owners.

  *** The AIM V.I. Dent Demographic Trends Fund is sub-advised by H.S. Dent
   Advisors, Inc.

  **** The INVESCO VIF-Technology Fund and the INVESCO VIF-Utilities Fund are sub-advised by INVESCO Institutional (N.A.), Inc.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OBLIGATIONS OF, GUARANTEED, ENDORSED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


                                 13  PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 2 Fixed Account Options including a DOLLAR COST AVERAGING OPTION and the option to invest in one or more GUARANTEE PERIODS.

The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. Amounts allocated to the Fixed Account become part of the general assets of Glenbrook Life. Allstate Life Insurance Company invests the assets of the general account in accordance with applicable laws governing the investment of insurance company general accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING OPTION
You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Fixed Account for 9 months ("9 Month Dollar Cost Averaging Option"). Your purchase payments and related Credit Enhancement will earn interest at the current rates in effect for this Option at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

You must transfer all of your money out of the 9 Month Dollar Cost Averaging Option to other investment alternatives in equal monthly installments beginning within 30 days of allocation. At the end of the 9 month period, we will transfer any remaining nominal amounts in the 9 Month Dollar Cost Averaging Account to the Money Market Variable Sub-Account. Transfers out of the 9 Month Dollar Cost Averaging Option do not count towards the 12 transfers you can make without paying a transfer fee.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

You may not transfer funds from other investment alternatives to the 9 Month Dollar Cost Averaging Option.

The 9 Month Dollar Cost Averaging Option may not be available in your state.


GUARANTEE PERIODS
Each purchase payment and related Credit Enhancement or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment.

We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.


INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or our Customer Support Unit at 1-800-776-6978. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.


                                 14  PROSPECTUS

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.


The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment plus Credit Enhancement....................................    $10,000
Guarantee Period............................................................   5  years
Annual Interest Rate........................................................      4.50%




                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value................  $10,000.00
  X (1 + Annual
 Interest Rate)            X 1.045
                        ----------
                        $10,450.00
Contract Value at end
 of Contract Year.....              $10,450.00
  X (1 + Annual
 Interest Rate)                        X 1.045
                                    ----------
                                    $10,920.25
Contract Value at end
 of Contract Year.....                          $10,920.25
 X (1 + Annual
 Interest Rate)                                    X 1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year.....                                      $11,411.66
 X (1 + Annual
 Interest Rate)                                                X 1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year.....                                                   $11,925.19
 X (1 + Annual
 Interest Rate)                                                             X 1.045
                                                                        -----------
                                                                         $12,461.82


TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict either current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above, but will never be less than the guaranteed minimum rate stated in the Contract, if any.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period, if applicable. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Free Withdrawal Amount, and transfers from a Guarantee Period, other than those taken during the 30 day period after a Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also will apply when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless applied during the 30 day period after such Guarantee Period expires). A Market Value Adjustment may apply in the calculation of the Settlement Value described below in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a transfer


                                 15  PROSPECTUS
you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

.. within the Free Withdrawal Amount as described on page 19,

.. to satisfy IRS minimum distribution rules for the Contract, or

.. when exercising the confinement, unemployment or terminal illness waivers.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time we established the Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix A to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Transfers are not permitted into the 9 Month Dollar Cost Averaging Option. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


                                 16  PROSPECTUS

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-776-6978. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. We will apply these limitations on a uniform basis to all Contract Owners we determine have engaged in market timing or excessive trading. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

1. You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2. You may dollar cost average out of any Variable Sub-Account into any other Variable Sub-Account(s).

3. You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-Account without application of a Market Value Adjustment.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.


                                 17  PROSPECTUS

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12
                                               ---
transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments, keeping records, processing death claims, cash withdrawals, and policy changes, maintaining proxy statements, calculating Accumulation Unit Values and income payments, and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. total purchase payments equal $50,000 or more, or

.. all money is allocated to the Fixed Account Options, as of the Contract
  Anniversary.

After the Payout Start Date, we will waive this charge if,

.. as of the Payout Start Date, the Contract Value is $50,000 or more, or

.. all income payments are fixed amount income payments.

If you surrender your Contract, we will deduct a full contract maintenance charge, unless your Contract qualifies for a waiver.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.40% of the average daily net assets you have invested in the Variable Sub-Accounts (1.60% if you select the Enhanced Death Benefit Rider). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract and the cost of the Credit Enhancement. We expect to make a profit from this fee. However, if the charges under the Contract are not sufficient, then Glenbrook Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit Rider to compensate us for the additional risk that we accept by providing the rider. (See page 24.)

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend


                                 18  PROSPECTUS
this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE
We reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 8% of the purchase payment(s) you withdraw. The charge declines to 0% after 8 complete years from the date we received the purchase payment being withdrawn. A schedule showing how the charge declines appears on page 8, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year (15% of the initial purchase payment during the first Contract Year) without paying the charge. Unused portions of this 15% "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. Credit Enhancements are not considered purchase payments when determining the Free Withdrawal Amount in the first year of the Contract. See "Contract" for details.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts and to help defray the cost of the Credit Enhancement. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisors regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you, or the Annuitant if the Contract is owned by a non-living person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after Issue Date;

2. we receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant if the Contract Owner is not a living person) are first diagnosed by a physician (we may require a second or third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant become unemployed at least one year after the Issue
Date;


                                 19  PROSPECTUS

2. you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 consecutive days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

3. you or the Annuitant exercise this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract Owner is not a living person.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES
--------------------------------------------------------------------------------

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see pages 8-9.

We may receive compensation from A I M Advisors, Inc., for administrative services we provide to the Funds.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment portfolios in which you are invested.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, you must return your Contract to us. We also will deduct a contract


                                 20  PROSPECTUS
maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal. Withdrawal charges may also apply.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application, which must be at least 30 days after the Issue Date. The Payout Start Date is the day that we apply your Contract Value adjusted by any Market Value Adjustment and less any applicable taxes to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:


                                 21  PROSPECTUS

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support the variable income payments supporting this plan even though we do not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to complete such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also assess applicable premium taxes at the Payout Start Date from the Contract Value.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You may apply all or part of your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease.


                                 22  PROSPECTUS

The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investment rates available under this Contract.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies or,

2. the Annuitant dies, if the Contract is owned by a company or other non-living Owner.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract Owner.

A request for payment of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. other documentation as we may accept in our sole discretion.

DEATH PROCEEDS If we receive a complete request for settlement of the Death Proceeds within 180 days of the date of the death of any Contract Owner, or the death of the Annuitant, if the Contract is owned by a non-living owner, the Death Proceeds are equal to the Death Benefit described below. Otherwise, the Death Proceeds are equal to the greater of the Contract Value or the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180-day period in which the Death Proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as Death Proceeds and in no way restricts when a claim may be filed.

If we do not receive a complete request for settlement of the Death Proceeds within 180 days of the date of death, the Death Proceeds are equal to the greater of:

1) the Contract Value as of the date we determine the Death Proceeds; or

2) the Settlement Value as of the date we determine the Death Proceeds.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3. the sum of all purchase payments, reduced by a withdrawal adjustment, as defined below, or

4. the greatest of the Contract Values on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment, as defined below.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market


                                 23  PROSPECTUS

Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day
period after the expiration of the Guarantee Period.   Also, the Settlement
Value will reflect deduction of any applicable withdrawal charges, contract maintenance charges, and premium taxes.

A "Death Benefit Anniversary" is every eighth Contract Anniversary during the Accumulation Phase. For example, the 8th, 16th, and 24th Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) is the withdrawal amount;

  (b) is the Contract Value immediately prior to the withdrawal; and

  (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180-day period in which the Death Proceeds will equal the death benefit as described above. This right applies only to the amount payable as Death Proceeds and, in no way restricts, when a claim may be filed.

A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

ENHANCED DEATH BENEFIT RIDER

If the Contract Owner is a living individual, the enhanced death benefit applies only for the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (4) above, or (5) the Enhanced Death Benefit, unless a complete request for payment of the death benefit is not received within 180 days of the date of death, then the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

The Enhanced Death Benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

If the oldest Contract Owner and Annuitant is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

ENHANCED DEATH BENEFIT A. The Enhanced Death Benefit A on the Issue Date is equal to the initial purchase payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Enhanced Death Benefit A dollar-for-dollar. Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount."

In the absence of any withdrawals or purchase payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or, if the Contract Owner is not a living person, the oldest Annuitant's 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total purchase payments made reduced by a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." Each purchase payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

.. we determine the death benefit, or

.. the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living person, the oldest Annuitant's 85th birthday.


DEATH BENEFIT PAYMENTS
If the New Owner is your spouse, the New Owner may:


                                 24  PROSPECTUS

1. elect to receive the Death Proceeds in a lump sum, or

2. elect to apply the Death Proceeds to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

  .  the life of the New Owner;

  . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

  . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following restrictions apply:

  On the date the Contract is continued, the Contract Value will equal the amount of the Death Proceeds as determined as of the Valuation Date on which we received the completed request for settlement of Death Proceeds (the next Valuation Date, if we receive the completed request for settlement of Death Proceeds after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the Death Proceeds, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Variable Sub-accounts;


   (ii) transfer all or a portion of the excess into the Guarantee Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-accounts and the Guarantee Maturity Fixed Account.

  Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

If the New Owner is not your spouse but is a living person, the New Owner may:

1. elect to receive the Death Proceeds in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

  .  the life of the New Owner;

  . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner;

  . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the Death Proceeds as determined as of the Valuation Date on which we received the completed request for settlement of Death Proceeds (the next Valuation Date, if we receive the completed request for settlement of Death Proceeds after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

If the New Owner is corporation, trust, or other non-living person:

  (a) The New Owner may elect to receive the death benefit  in a lump sum;  or

  (b) If the New Owner does not elect the option    above, then the New Owner
must receive the Contract Value payable within 5 years of your date of death.
 On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the Death Proceeds.
Unless otherwise instructed by the New Owner, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Variable
 Sub-Account.  The New


                                 25  PROSPECTUS

Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the Death Proceeds are paid.We reserve the right to waive the 180 day limit on a non-discriminatory basis.

DEATH OF ANNUITANT

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a living person, then the Contract Owner may choose to continue this Contract as if the death has not occured or if we receive Due Proof of Death then the Contract Owner may choose to receive the death proceeds in a lump sum or apply the death proceeds to an Income Plan which must begin within one year of the date of death.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

  (a) The Contract  owner may elect to receive the Death Proceeds in a lump sum;
or

  (b) If the Contract Owner does not elect the above option, then the Owner must receive the contact value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the contract value under this option will be the Death Proceeds. Unless otherwise instructed by the Contract Owner, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.


MORE INFORMATION
--------------------------------------------------------------------------------


GLENBROOK LIFE
Glenbrook Life is the issuer of the Contract. Glenbrook Life is a stock life insurance company originally organized under the laws of the state of Indiana in 1965. From 1965 to 1983 the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992 the Company was known as "William Penn Life Assurance Company of America." In 1992, the Company was renamed Glenbrook Life and redomesticated to Illinois. In 1998, the Company was redomesticated to Arizona.

Glenbrook Life is licensed to operate in the District of Columbia and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our main administrative office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Glenbrook Life is a wholly owned subsidiary of Allstate Life Insurance Company (Allstate Life), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook Life and Allstate Life have entered into reinsurance agreements, under which Glenbrook Life reinsures all of its business with Allstate Life. Under the agreements, contract charges, credited interest, policy benefits and certain expenses under all general account contracts are reinsured with Allstate Life.
 Allstate Life is bound to stand behind Glenbrook Life's contractual obligations to its policyholders. However, the obligations of Allstate Life under the reinsurance agreements are to Glenbrook Life. Glenbrook Life continues to have primary responsibility as the direct insurer for risks reinsured. In addition, assets of Glenbrook Life that relate to insurance in-force, excluding Separate Accounts assets, are transferred to Allstate Life. Therefore, the funds necessary to support the operations of Glenbrook Life are provided by Allstate Life and Glenbrook Life is not required to obtain additional capital to support in-force or future business.


THE VARIABLE ACCOUNT
Glenbrook Life established the Glenbrook Life and Annuity Company Separate Account A on September 6, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations.


                                 26  PROSPECTUS

Our obligations arising under the Contracts are general corporate obligations of Glenbrook Life.

The Variable Account consists of 18 Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other variable sub-accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast. We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional underlying mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the NASD.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).

These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.


                                 27  PROSPECTUS

Glenbrook Life does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Glenbrook Life and Annuity Company no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Glenbrook
Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook Life.


                                 28  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND
ANNUITY COMPANY
Glenbrook Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable

Account is not an entity separate from Glenbrook Life, and its operations form a part of Glenbrook Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Glenbrook Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Glenbrook Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook Life does not intend to make provisions for any such taxes. If Glenbrook Life is taxed on investment income or capital gains of the Variable Account, then Glenbrook Life may impose a charge against the Variable

Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Glenbrook Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                 29  PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook

Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any


                                 30  PROSPECTUS
premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Glenbrook Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Glenbrook Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Glenbrook Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Glenbrook Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all


                                 31  PROSPECTUS
countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Glenbrook Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Glenbrook Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age


                                 32  PROSPECTUS

59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Glenbrook Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Glenbrook Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Glenbrook Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Glenbrook Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


                                 33  PROSPECTUS

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Glenbrook Life is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


                                 34  PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Glenbrook Life's annual report on Form 10-K for the year ended December 31, 2003 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000945094. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 544 Lakeview Parkway, Suite 300, Vernon Hills, IL 60061 (telephone: 1-800-776-6978).


                                 35  PROSPECTUS

APPENDIX A ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*

(WITHOUT THE ENHANCED DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


For the period beginning January 1 and ending December 31,    2000      2001      2002       2003
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  9.060  $  6.606   $  5.032
 Accumulation Unit Value, End of Period                     $  9.060  $  6.606  $  5.032   $  6.280
 Number of Units Outstanding, End of Period                  389,663   551,768   457,201    386,248
----------------------------------------------------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  9.649  $  8.429   $  6.883
 Accumulation Unit Value, End of Period                     $  9.649  $  8.429  $  6.883   $  7.890
 Number of Units Outstanding, End of Period                  151,194   571,674   471,144    430,725
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --  $ 10.000  $ 11.198   $  8.589
 Accumulation Unit Value, End of Period                           --  $ 11.198  $  8.589   $ 11.306
 Number of Units Outstanding, End of Period                       --   133,916   183,666    221,800
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.662  $  6.769   $  4.924
 Accumulation Unit Value, End of Period                     $  8.662  $  6.769  $  4.924   $  6.070
 Number of Units Outstanding, End of Period                  313,504   702,442   547,287    487,571
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.583  $  6.494   $  4.839
 Accumulation Unit Value, End of Period                     $  8.583  $  6.494  $  4.839   $  6.174
 Number of Units Outstanding, End of Period                  441,786   654,158   599,023    429,070
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.042  $  9.102   $  7.051
 Accumulation Unit Value, End of Period                     $ 10.042  $  9.102  $  7.051   $  9.403
 Number of Units Outstanding, End of Period                  140,704   190,385   171,689    159,682
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.572  $  6.523   $  5.425
 Accumulation Unit Value, End of Period                     $  8.572  $  6.523  $  5.425   $  6.649
 Number of Units Outstanding, End of Period                  423,580   984,816   739,907    596,527
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.296  $  5.570   $  3.720
 Accumulation Unit Value, End of Period                     $  8.296  $  5.570  $  3.720   $  5.038
 Number of Units Outstanding, End of Period                  183,039   408,067   313,942    327,974
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.215  $ 10.435   $ 10.516
 Accumulation Unit Value, End of Period                     $ 10.215  $ 10.435  $ 10.516   $ 11.317
 Number of Units Outstanding, End of Period                   15,212   136,509   112,809    133,931
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT***
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  9.489  $  6.744   $  4.947
 Accumulation Unit Value, End of Period                     $  9.489  $  6.744  $  4.947   $  5.801
 Number of Units Outstanding, End of Period                   70,293   189,753   157,786    126,884
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.674  $ 11.201   $ 12.093
 Accumulation Unit Value, End of Period                     $ 10.674  $ 11.201  $ 12.093   $ 12.041
 Number of Units Outstanding, End of Period                   51,825   283,296   417,316    417,180
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  7.674  $  5.003   $  3.402
 Accumulation Unit Value, End of Period                     $  7.674  $  5.003  $  3.402   $  4.398
 Number of Units Outstanding, End of Period                  531,356   962,857   794,164    647,000
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.461  $  7.927   $  7.353
 Accumulation Unit Value, End of Period                     $  8.461  $  7.927  $  7.353   $  9.275
 Number of Units Outstanding, End of Period                   38,455   102,883    85,729     88,122
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.424  $  6.352   $  5.277
 Accumulation Unit Value, End of Period                     $  8.424  $  6.352  $  5.277   $  6.709
 Number of Units Outstanding, End of Period                  108,706   304,110   270,186    271,190
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --  $ 10.000  $ 11.355   $  9.944
 Accumulation Unit Value, End of Period                           --  $ 11.355  $  9.944   $ 12.472
 Number of Units Outstanding, End of Period                       --    84,764   118,309    131,602
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.248  $ 10.473   $ 10.439
 Accumulation Unit Value, End of Period                     $ 10.248  $ 10.473  $ 10.439   $ 10.343
 Number of Units Outstanding, End of Period                  237,482   753,380   740,766    452,948
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  7.018  $  3.635   $  1.965
 Accumulation Unit Value, End of Period                     $  7.018  $  3.635  $  1.965   $  2.950
 Number of Units Outstanding, End of Period                  183,046   372,705   318,900    296,197
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.531  $  7.356   $  5.054
 Accumulation Unit Value, End of Period                     $  8.531  $  7.356  $  5.054   $  6.227
 Number of Units Outstanding, End of Period                  425,613   870,450   598,998    534,408
INVESCO VIF-TECHNOLOGY SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period                     --        --        --         --
 Accumulation Unit Value, End of Period                           --        --        --         --
 Number of Units Outstanding, End of Period                       --        --        --         --
INVESCO VIF-UTILITIES SUB-ACCOUNT***
 Accumulation Unit Value, Beginning of Period                     --        --        --         --
 Accumulation Unit Value, End of Period                           --        --        --         --
 Number of Units Outstanding, End of Period                       --        --        --         --





                                 36  PROSPECTUS

* The Contracts were first offered for sale on June 15, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative charge of 0.10%. All of the Variable Sub-accounts were first offered under the Contracts on June 15, 2000, except the AIM V.I. Basic Value and AIM V.I. Mid Cap Core Equity Sub-Accounts which commenced operations on October 1, 2001, and the INVESCO VIF-Technology Sub-Account and the INVESCO VIF-Utilities Sub-Account, which were first offered on April 30, 2004.

**Effective April 30, 2004, the AIM V.I. New Technology Sub-Account merged into the INVESCO VIF-Technology Sub-Account. Accordingly, on April 30, 2004, we transferred the value of the AIM V.I. New Technology Sub-Account to the INVESCO VIF-Technology Sub-Account.

***Effective April 30, 2004, the AIM V.I. Global Utilities Sub-Account merged into the INVESCO VIF-Utilities Sub-Account. Accordingly, on April 30, 2004, we transferred the value of the AIM V.I. Global Utilities Sub-Account to the INVESCO VIF-Utilities Sub-Account.






                                 37  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*

(WITH THE ENHANCED DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


For the period beginning January 1 and ending December 31,    2000      2001      2002       2003
----------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  9.070  $  6.585   $  5.006
 Accumulation Unit Value, End of Period                     $  9.070  $  6.585  $  5.006   $  6.235
 Number of Units Outstanding, End of Period                  411,440   524,922   470,210    437,863
----------------------------------------------------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  9.661  $  8.402   $  6.848
 Accumulation Unit Value, End of Period                     $  9.661  $  8.402  $  6.848   $  7.834
 Number of Units Outstanding, End of Period                  270,990   360,436   344,921    381,128
----------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --  $ 10.000  $ 11.193   $  8.567
 Accumulation Unit Value, End of Period                           --  $ 11.193  $  8.567   $ 11.255
 Number of Units Outstanding, End of Period                       --    26,636    97,456    136,721
----------------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.872  $  6.748   $  4.898
 Accumulation Unit Value, End of Period                     $  8.872  $  6.748  $  4.898   $  6.027
 Number of Units Outstanding, End of Period                  445,206   513,533   408,829    477,787
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.593  $  6.473   $  4.814
 Accumulation Unit Value, End of Period                     $  8.593  $  6.473  $  4.814   $  6.130
 Number of Units Outstanding, End of Period                  600,559   627,355   519,224    519,576
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.053  $  9.073   $  7.015
 Accumulation Unit Value, End of Period                     $ 10.053  $  9.073  $  7.015   $  9.335
 Number of Units Outstanding, End of Period                  137,269   211,633   187,355    204,240
----------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.582  $  6.503   $  5.397
 Accumulation Unit Value, End of Period                     $  8.582  $  6.503  $  5.397   $  6.602
 Number of Units Outstanding, End of Period                  581,861   646,554   548,184    519,633
----------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.306  $  5.552   $  3.701
 Accumulation Unit Value, End of Period                     $  8.306  $  5.552  $  3.701   $  5.002
 Number of Units Outstanding, End of Period                  307,107   280,377   227,509    232,103
----------------------------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.226  $ 10.402   $ 10.462
 Accumulation Unit Value, End of Period                     $ 10.226  $ 10.402  $ 10.462   $ 11.236
 Number of Units Outstanding, End of Period                   35,591    42,160    59,505     73,261
----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT***
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  9.500  $  6.723   $  4.922
 Accumulation Unit Value, End of Period                     $  9.500  $  6.723  $  4.922   $  5.760
 Number of Units Outstanding, End of Period                  132,479    85,180    65,367     65,185
----------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.686  $ 11.166   $ 12.031
 Accumulation Unit Value, End of Period                     $ 10.686  $ 11.166  $ 12.031   $ 11.955
 Number of Units Outstanding, End of Period                   53,147   151,273   257,473    214,991
----------------------------------------------------------------------------------------------------
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  7.682  $  4.987   $  3.384
 Accumulation Unit Value, End of Period                     $  7.682  $  4.987  $  3.384   $  4.367
 Number of Units Outstanding, End of Period                  717,048   689,131   551,105    559,286
----------------------------------------------------------------------------------------------------

                                 38  PROSPECTUS



AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.471  $  7.902   $  7.315
 Accumulation Unit Value, End of Period                     $  8.471  $  7.902  $  7.315   $  9.209
 Number of Units Outstanding, End of Period                   38,365   184,805   143,847    188,935
----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.434  $  6.332   $  5.250
 Accumulation Unit Value, End of Period                     $  8.434  $  6.332  $  5.250   $  6.661
 Number of Units Outstanding, End of Period                  186,040   158,174   152,158    167,107
----------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --  $ 10.000  $ 11.350   $  9.919
 Accumulation Unit Value, End of Period                           --  $ 11.350  $   9.19   $ 12.416
 Number of Units Outstanding, End of Period                       --    84,764    27,539     53,289
----------------------------------------------------------------------------------------------------
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.260  $ 10.440   $ 10.385
 Accumulation Unit Value, End of Period                     $ 10.260  $ 10.440  $ 10.385   $ 10.269
 Number of Units Outstanding, End of Period                  271,190   684,007   578,221    185,273
----------------------------------------------------------------------------------------------------
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  7.026  $  3.624   $  1.955
 Accumulation Unit Value, End of Period                     $  7.026  $  3.624  $  1.955   $  2.928
 Number of Units Outstanding, End of Period                  303,087   365,448   313,891    218,029
----------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.541  $  7.333   $  5.028
 Accumulation Unit Value, End of Period                     $  8.541  $  7.333  $  5.028   $  6.182
 Number of Units Outstanding, End of Period                  531,658   757,698   649,319    633,649
----------------------------------------------------------------------------------------------------
INVESCO VIF-TECHNOLOGY SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period                     --        --        --         --
 Accumulation Unit Value, End of Period                           --        --        --         --
 Number of Units Outstanding, End of Period                       --        --        --         --
INVESCO VIF-UTILITIES SUB-ACCOUNT***
 Accumulation Unit Value, Beginning of Period                     --        --        --         --
 Accumulation Unit Value, End of Period                           --        --        --         --
 Number of Units Outstanding, End of Period                       --        --        --         --





* The Contracts, including the Enhanced Death Benefit Rider, were first offered for sale on June 15, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative charge of 0.10%. All of the Variable Sub-accounts were first offered under the Contracts on June 15, 2000, except theAIM V.I. Basic Value and AIM V.I. Mid Cap Core Equity Sub-Accounts which commenced operations on October 1, 2001, and the INVESCO VIF-Technology Sub-Account and the INVESCO VIF-Utilities Sub-Account, which were first offered on April 30, 2004.

**Effective April 30, 2004, the AIM V.I. New Technology Sub-Account merged into the INVESCO VIF-Technology Sub-Account. Accordingly, on April 30, 2004, we transferred the value of the AIM V.I. New Technology Sub-Account to the INVESCO VIF-Technology Sub-Account.

***Effective April 30, 2004, the AIM V.I. Global Utilities Sub-Account merged into the INVESCO VIF-Utilities Sub-Account. Accordingly, on April 30, 2004, we transferred the value of the AIM V.I. Global Utilities Sub-Account to the INVESCO VIF-Utilities Sub-Account.


                                 39  PROSPECTUS

APPENDIX B  MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date, to the end of the Guarantee Period; and

J   = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 x (I - J) x N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred (in excess of the Free Withdrawal Amount) paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.






                                 40  PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

Purchase Payment: $10,000 (Credit Enhancement of $400 allocated to Money Market Variable Sub-Account)

(Option 1: 4% up front): 10,000 allocated to a Guarantee Period Guarantee
Period: 5 years

Treasury Rate (at the time the Guarantee Period was established): 4.50%

Assumed Net Annual Earnings Rate in Money Market Variable Sub-Account:  4.50%

Full Surrender: End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.


                 EXAMPLE 1 (ASSUME DECLINING INTEREST RATES)
Step 1.  Calculate Contract Value at End   $10,000.00 x (1.04)/ / x (1.045)/3
 of Contract Year 3:                       /= $11,868.13

Step 2. Calculate the Free Withdrawal      15% x $10,000.00 x (1.04) x
 Amount:                                   (1.045)/2 /= $1,703.56
Step 3. Calculate the Withdrawal Charge:   = .07 x ($10,000.00 - $1,703.56) =
                                           $580.75
Step 4. Calculate the Market Value         I = 4.50%
 Adjustment:                               J = 4.20%
                                           N = 730 days = 2
                                               --------
                                                   365 days

                                           Market Value Adjustment Factor: .9 x
                                           (I - J) X N
                                           = .9 X (.045 - .042) X (2) = .0054

                                           Market Value Adjustment = Market
                                           Value Adjustment Factor x Amount
                                           Subject to Market Value Adjustment:
                                            = .0054 X ($11,868.13 - $1,703.56)
                                           = $54.89
Step 5. Calculate the amount received by
 a Contract Owner as a result of full
 withdrawal at the end of Contract Year    $11,868.13 - $580.75 + $54.89 =
 3:                                        $11,342.27




                 EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1.  Calculate Contract Value at End   $10,000.00 X (1.04)  X (1.045)3 =
 of Contract Year 3:                       $11,868.13

Step 2. Calculate the Free Withdrawal      15% X $10,000.00 X (1.04) X (1.045)2
 Amount:                                   = $1,703.56
Step 3. Calculate the Withdrawal Charge:   = .07 X ($10,000.00 - $1,703.56) =
                                           $580.75
Step 4. Calculate the Market Value         I = 4.50%
 Adjustment:                               J = 4.80%
                                           N = 730 days = 2
                                               --------
                                                   365 days

                                           Market Value Adjustment Factor: .9 x
                                           (I - J) x N
                                           = .9 X (.045 - .048) X (2) = - .0054

                                           Market Value Adjustment = Market
                                           Value Adjustment Factor x Amount
                                           Subject to Market Value Adjustment:
                                            = -.0054 X ($11,868.13 - $1,703.56)
                                           = $(54.89)
Step 5. Calculate the amount received by   $11,868.13 - $580.75 - $54.89 =
 a Contract Owner as a result of full      $11,232.49
 withdrawal at the end of Contract Year
 3:





                                 41  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 42  PROSPECTUS

THE AIM LIFETIME SM ENHANCED CHOICE VARIABLE ANNUITY

Glenbrook Life and Annuity Company          Statement of Additional Information
Glenbrook Life and Annuity Company               dated May 1, 2004
Separate Account A
Post Office Box 94039
Palatine, IL 60094-4039
1 (800) 776-6978

This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime-SM- Enhanced Choice Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2004, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

                                TABLE OF CONTENTS



Additions, Deletions or Substitutions of Investments
The Contract
  Purchase of Contracts
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
  Incontestability
  Settlements
  Safekeeping of the Variable Account's Assets
  Premium Taxes
  Tax Reserves
Experts
Financial Statements



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc., distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

     (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.



CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.




GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.



PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


EXPERTS

The financial statements and the related financial statement schedules incorporated in this Prospectus by reference from Glenbrook Life and Annuity Company's Annual Report on Form 10-K for the year ended December 31, 2003 and included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is included herein and incorporated by reference in the Prospectus, and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Glenbrook Life and Annuity Company Separate Account A as of December 31, 2003 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2003 and for each of the periods in the two year period then ended, the financial statements of Glenbrook as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, the related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and financial statement schedules of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2003 and 2002, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2003. Our audits also included Schedule I - Summary of Investments - Other Than Investments In Related Parties and Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other Than Investments In Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 4, 2004

                       GLENBROOK LIFE AND ANNUITY COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME



                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
(IN THOUSANDS)
                                                                 2003         2002         2001
REVENUES
Net investment income                                         $   10,150   $   10,335    $   10,715
Realized capital gains and losses                                     79       (1,984)          435
                                                              ----------   ----------    ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                  10,229        8,351        11,150
Income tax expense                                                 3,283        2,839         3,896
                                                              ----------   ----------    ----------

NET INCOME                                                         6,946        5,512         7,254
                                                              ----------   ----------    ----------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Change in unrealized net capital gains and losses                 (2,027)       5,088         1,633
                                                              ----------   ----------    ----------

COMPREHENSIVE INCOME                                          $    4,919   $   10,600    $    8,887
                                                              ==========   ==========    ==========


                       See notes to financial statements.


                                       2





                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION



                                                                                             DECEMBER 31,
                                                                                   -------------------------------
                                                                                       2003             2002
                                                                                   --------------   --------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)

ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $162,771 and $158,963)   $      174,301   $      173,611
   Short-term                                                                               3,230            2,778
                                                                                   --------------   --------------
      Total investments                                                                   177,531          176,389

Cash                                                                                        3,895            1,235
Reinsurance recoverable from Allstate Life Insurance Company, net                       7,418,603        6,203,516
Other assets                                                                                3,559            3,388
Current income taxes receivable                                                               689               20
Receivable from affiliates, net                                                                 -            5,680
Separate accounts                                                                       1,228,327        1,155,112
                                                                                   --------------   --------------
        TOTAL ASSETS                                                               $    8,832,604   $    7,545,340
                                                                                   ==============   ==============

LIABILITIES
Contractholder funds                                                               $    7,409,386   $    6,195,649
Reserve for life-contingent contract benefits                                               9,217            7,867
Deferred income taxes                                                                       3,940            4,629
Other liabilities and accrued expenses                                                      2,226            9,165
Payable to affiliates, net                                                                  1,671                -
Separate accounts                                                                       1,228,327        1,155,112
                                                                                   --------------   --------------
        TOTAL LIABILITIES                                                               8,654,767        7,372,422
                                                                                   --------------   --------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 7)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10 thousand shares authorized, 5 thousand shares
   issued and outstanding                                                                   2,500            2,500
Additional capital paid-in                                                                119,241          119,241
Retained income                                                                            48,602           41,656
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                  7,494            9,521
                                                                                   --------------   --------------
        Total accumulated other comprehensive income                                        7,494            9,521
                                                                                   --------------   --------------
        TOTAL SHAREHOLDER'S EQUITY                                                        177,837          172,918
                                                                                   --------------   --------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $    8,832,604   $    7,545,340
                                                                                   ==============   ==============


                       See notes to financial statements.


                                       3





                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                                      YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
(IN THOUSANDS)
                                                                 2003         2002          2001
                                                              ----------   ----------    ----------

COMMON STOCK                                                  $    2,500   $    2,500    $    2,500
                                                              ----------   ----------    ----------

ADDITIONAL CAPITAL PAID-IN                                       119,241      119,241       119,241
                                                              ----------   ----------    ----------

RETAINED INCOME
Balance, beginning of year                                        41,656       36,144        28,890
Net income                                                         6,946        5,512         7,254
                                                              ----------   ----------    ----------
Balance, end of year                                              48,602       41,656        36,144
                                                              ----------   ----------    ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME

Balance, beginning of year                                         9,521        4,433         2,800
Change in unrealized net capital gains and losses                 (2,027)       5,088         1,633
                                                              ----------   ----------    ----------
Balance, end of year                                               7,494        9,521         4,433
                                                              ----------   ----------    ----------

TOTAL SHAREHOLDER'S EQUITY                                    $  177,837   $  172,918    $  162,318
                                                              ==========   ==========    ==========


                       See notes to financial statements.

                                       4





                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS



                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
(IN THOUSANDS)                                                   2003         2002          2001
                                                              ----------   ----------    ----------

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                    $    6,946   $    5,512    $    7,254
Adjustments to reconcile net income to net cash provided by
      operating activities:
          Amortization and other non-cash items                       97           (6)          (77)
          Realized capital gains and losses                          (79)       1,984          (435)
          Changes in:
             Income taxes                                           (267)      (4,585)            4
             Receivable/payable to affiliates, net                 7,351       (7,878)       (2,903)
             Other operating assets and liabilities               (7,110)       9,181        (1,491)
                                                              ----------   ----------    ----------
                Net cash provided by operating activities          6,938        4,208         2,352
                                                              ----------   ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                     23,670        4,885        14,535
          Investment collections                                  16,280       18,720         9,553
          Investments purchases                                  (43,776)     (30,392)      (36,433)
Change in short-term investments                                    (452)       3,814        (3,507)
                                                              ----------   ----------    ----------
                Net cash used in investing activities             (4,278)      (2,973)      (15,852)
                                                              ----------   ----------    ----------

NET INCREASE (DECREASE) IN CASH                                    2,660        1,235       (13,500)
CASH AT BEGINNING OF YEAR                                          1,235            -        13,500
                                                              ----------   ----------    ----------
CASH AT END OF YEAR                                           $    3,895   $    1,235    $        -
                                                              ==========   ==========    ==========

                       See notes to financial statements.

                                       5





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Glenbrook
Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate
Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2003 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The mission of Glenbrook Life is to assist financial services professionals in meeting their clients' financial protection, savings and retirement needs by providing top-tier products delivered with reliable and efficient service. The
Company's product line includes a wide variety of financial protection, savings and retirement products aimed at serving the financial needs of the Company's customers. Products currently sold include variable and fixed annuities.
Products are sold through a variety of distribution channels including financial institutions and broker/dealers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

     The Company is authorized to sell life insurance and investment products in all states except New York, as well as in the District of Columbia and Puerto
Rico. For 2003, the top geographic locations for statutory premiums and annuity considerations for the Company were Pennsylvania, California, Texas, Florida,
Illinois, Michigan, and New Jersey. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded to ALIC under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Recent legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on


                                       6





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, are reflected as a component of other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     The Company has reinsurance agreements whereby substantially all contract charges, contract benefits, interest credited to contractholder funds and certain expenses are ceded to ALIC (see Note 3). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period.
Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the contract.

     Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder funds deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts.
Deposits received for such contracts are reported as contractholder funds deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities are based on a specified interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate accounts products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate accounts contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.


                                       7





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 142,
"Goodwill and other Intangible Assets", effective January 1, 2002. The statement eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis. The Company analyzed the unamortized goodwill balance of December 31, 2003 for impairment using the fair value impairment approach prescribed by SFAS No. 142 and has determined that the balance is not impaired. The goodwill balance was $1.2 million at December 31, 2003 and 2002 and is reported in other assets on the Statements of Financial Position.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC. Deposits to the separate accounts are not included in the Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 6.


                                       8





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 03-01, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
("SOP NO. 03-01")

     In July 2003, the American Institute of Certified Public Accountants issued
SOP 03-01 which applies to several of the Company's insurance products and product features. The effective date of the SOP is for fiscal years beginning after December 15, 2003. A provision of the SOP requires the establishment of reserves in addition to the account balance for contracts containing certain features that provide guaranteed death or other insurance benefits and guaranteed income benefits. These reserves are not currently established by the Company. When established, these reserves will be ceded to ALIC under the terms of the reinsurance agreements.

PROPOSED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE TOPIC NO. 03-01, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN Investments" ("EITF NO. 03-01")

     The Emerging Issues Task Force ("EITF") is currently deliberating EITF No.
03-01, which attempts to define other-than-temporary impairment and highlight its application to investment securities accounted for under both SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No.
115") and Accounting Principles Board Opinion No. 18, "The Equity Method of
Accounting for Investments in Common Stocks"("APB No. 18"). The current issue summary, which has yet to be finalized, proposes that if, at the evaluation date, the fair value of an investment security is less than its carrying value then an impairment exists for which a determination must be made as to whether the impairment is other-than-temporary. If it is determined that an impairment is other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's carrying value and its fair value at the reporting date. In recent deliberations, the EITF discussed different models to assess whether impairment is other-than-temporary for different types of investments (e.g. SFAS No. 115 marketable equity securities, SFAS No. 115 debt securities, and equity and cost method investments subject to APB No. 18) and subsequently decided to use a unified model. Due to the uncertainty of the final model (or models) that may be adopted, the estimated impact to the Company's
Statements of Operations and Comprehensive Income and Financial Position is presently not determinable. In November 2003, the EITF reached a consensus with respect to certain disclosures effective for fiscal years ending after December
15, 2003. Quantitative and qualitative disclosures are required for fixed income and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115. The Company has included those disclosures at December 31, 2003 (see Note 4).

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments, LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $39.1 million, $38.8 million and $48.6 million in 2003, 2002 and 2001, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

BROKER/DEALER SERVICES

     During 2003, the Company entered into a service agreement with Allstate
Distributors, LLC ("ADLLC"), a broker/dealer affiliate of the Company, whereby
ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC also acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $9.3 million for the year ended December 31, 2003 that was ceded to ALIC under the terms of the reinsurance agreements.


                                       9





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:



                                                                                    YEAR ENDED DECEMBER 31,
                                                                         -------------------------------------------
(IN THOUSANDS)                                                              2003            2002            2001
                                                                         -----------     -----------     -----------

Contract charges                                                         $    28,057     $    30,368     $    31,771
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                        423,587         364,379         384,825


INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 8).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2003.

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:



                                                                           GROSS UNREALIZED
                                                   AMORTIZED       -------------------------------        FAIR
(IN THOUSANDS)                                       COST             GAINS             LOSSES            VALUE
                                                 ------------     --------------    --------------    --------------

AT DECEMBER 31, 2003
U.S. government and agencies                     $     48,718     $        4,832    $         (127)   $       53,423
Municipal                                                 409                 46                 -               455
Corporate                                              69,034              5,582              (174)           74,442
Asset-backed securities                                10,070                946                 -            11,016
Mortgage-backed securities                             34,540                805              (380)           34,965
                                                 ------------     --------------    --------------    --------------
  Total fixed income securities                  $    162,771     $       12,211    $         (681)   $      174,301
                                                 ============     ==============    ==============    ==============




                                                                           GROSS UNREALIZED
                                                   AMORTIZED       -------------------------------        FAIR
(IN THOUSANDS)                                       COST             GAINS             LOSSES            VALUE
                                                 -------------    --------------    --------------    --------------

AT DECEMBER 31, 2002
U.S. government and agencies                     $      49,529    $        6,661    $            -    $       56,190
Municipal                                                  412                45                 -               457
Corporate                                               67,717             6,105              (991)           72,831
Asset-backed securities                                 10,079             1,025                 -            11,104
Mortgage-backed securities                              31,226             1,809                (6)           33,029
                                                 -------------    --------------    --------------    --------------
  Total fixed income securities                  $     158,963    $       15,645    $         (997)   $      173,611
                                                 =============    ==============    ==============    ==============



                                       10





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2003:



                                                                     AMORTIZED          FAIR
(IN THOUSANDS)                                                         COST             VALUE
                                                                  --------------    --------------

Due in one year or less                                           $       11,464    $       11,799
Due after one year through five years                                     37,645            41,040
Due after five years through ten years                                    51,926            55,142
Due after ten years                                                       17,126            20,339
                                                                  --------------    --------------
                                                                         118,161           128,320
Mortgage and asset-backed securities                                      44,610            45,981
                                                                  --------------    --------------
        Total                                                     $      162,771    $      174,301
                                                                  ==============    ==============


     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:



(IN THOUSANDS)                                                         2003              2002              2001
                                                                  --------------    --------------    --------------

Fixed income securities                                           $       10,223    $       10,381    $       10,566
Short-term investments                                                        99               135               409
                                                                  --------------    --------------    --------------
         Investment income, before expense                                10,322            10,516            10,975
         Investment expense                                                  172               181               260
                                                                  --------------    --------------    --------------
         Net investment income                                    $       10,150    $       10,335    $       10,715
                                                                  ==============    ==============    ==============


REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:



(IN THOUSANDS)                                                         2003              2002             2001
                                                                  --------------    --------------    --------------

Fixed income securities                                           $           79    $       (1,984)   $          435
Income tax (expense) benefit                                                 (28)              694              (152)
                                                                  --------------    --------------    --------------
Realized capital gains and losses, after-tax                      $           51    $       (1,290)   $          283
                                                                  ==============    ==============    ==============


     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:



(IN THOUSANDS)                                                         2003              2002              2001
                                                                  --------------    --------------    --------------

Write-downs in value                                              $            -    $       (1,904)   $            -
Sales - Fixed income securities                                               79               (80)              435
                                                                  --------------    --------------    --------------
    Realized capital gains and losses                                         79            (1,984)              435
    Income tax (expense) benefit                                             (28)              694              (152)
                                                                  --------------    --------------    --------------
    Realized capital gains and losses, after-tax                  $           51    $       (1,290)   $          283
                                                                  ==============    ==============    ==============


     Excluding the effects of calls and prepayments, gross gains of $806 thousand, $54 thousand and $636 thousand and gross losses of $727 thousand, $134 thousand, and $201 thousand were realized on sales of fixed income securities during 2003, 2002 and 2001, respectively.


                                       11





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2003 are as follows:



                                                                 GROSS UNREALIZED
                                                  FAIR       -------------------------      UNREALIZED
(IN THOUSANDS)                                   VALUE          GAINS        LOSSES         NET GAINS
                                              ------------   -----------   -----------    -------------

Fixed income securities                       $    174,301   $    12,211   $      (681)   $      11,530
Deferred income taxes                                                                            (4,036)
                                                                                          -------------
Unrealized net capital gains and losses                                                   $       7,494
                                                                                          =============


CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended
December 31 are as follows:



(IN THOUSANDS)                                                          2003              2002             2001
                                                                    -------------     ------------     -------------

Fixed income securities                                             $      (3,118)    $      7,828     $       2,512
Deferred income taxes                                                       1,091           (2,740)             (879)
                                                                    -------------     ------------     -------------
(Decrease) increase in unrealized net capital gains and losses      $      (2,027)    $      5,088     $       1,633
                                                                    =============     ============     =============


PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     At December 31, 2003, the Company has unrealized losses of $681 thousand which relate to 14 holdings of fixed income securities with a fair value of $30.8 million, all of which are investment grade and which have been in an unrealized loss position for a period less than 12 months. Investment grade is defined as a security having a rating from the National Association of Insurance
Commissioners ("NAIC") of 1 or 2; a Moody's rating of Aaa, Aa, A or Baa; a
Standard & Poor's ("S&P") rating of AAA, AA, A or BBB; or a comparable internal rating. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired. As of December 31, 2003, the Company has the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

SECURITIES ON DEPOSIT

     At December 31, 2003, fixed income securities with a carrying value of $10.1 million were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets
(including reinsurance recoverable, net) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial


                                       12





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS



                                                         DECEMBER 31, 2003                   DECEMBER 31, 2002
                                                  -------------------------------     ------------------------------
                                                    CARRYING            FAIR            CARRYING            FAIR
(IN THOUSANDS)                                        VALUE             VALUE             VALUE             VALUE
                                                  -------------     -------------     -------------    -------------

Fixed income securities                           $     174,301     $     174,301     $     173,611    $     173,611
Short-term investments                                    3,230             3,230             2,778            2,778
Separate accounts                                     1,228,327         1,228,327         1,155,112        1,155,112


     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources.
Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value.
Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES



                                                         DECEMBER 31, 2003                   DECEMBER 31, 2002
                                                  -------------------------------     ------------------------------
                                                    CARRYING            FAIR            CARRYING            FAIR
(IN THOUSANDS)                                        VALUE             VALUE             VALUE             VALUE
                                                  -------------     -------------     -------------    -------------

Contractholder funds on investment contracts      $   7,223,165     $   6,962,714     $   6,105,536    $   5,863,243
Separate accounts                                     1,228,327         1,228,327         1,155,112        1,155,112


     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements.
The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate accounts liabilities are carried at the fair value of the underlying assets.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2003 or 2002.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     The reserve for life-contingent contract benefits consists of immediate annuities with life contingencies. The reserve calculation equals the present value of contractually fixed future benefits based on mortality and interest assumptions. The assumptions utilized for mortality generally include industry standard tables, such as the 1983 group annuity mortality table, and tables based on historical company experience. Interest rate assumptions range from 1.9% to 7.7%.


                                       13





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     At December 31, contractholder funds consists of the following:



(IN THOUSANDS)                                          2003                2002
                                                  ----------------    ----------------

Interest-sensitive life                           $        216,593    $        121,760
Investment contracts:
   Immediate annuities                                      30,834              27,565
   Fixed annuities                                       7,161,959           6,046,324
                                                  ----------------    ----------------
   Total contractholder funds                     $      7,409,386    $      6,195,649
                                                  ================    ================


     The following table highlights the key contract provisions relating to contractholder funds:



           PRODUCT                           INTEREST RATE                      WITHDRAWAL/SURRENDER CHARGES
------------------------------   ---------------------------------------   ---------------------------------------

Interest-sensitive life          Interest rates credited range from        Either a percentage of account
                                 2.7% - 5.2%                               balance or dollar amount grading off
                                                                           generally over 20 years

Investment contracts             Interest rates credited range from        Either a declining or a level
                                 1.3% to 7.3% for immediate annuities      percentage charge generally over nine
                                 and 0.0% to 10.0% for fixed annuities     years or less.  Additionally,
                                 (which include equity-indexed             approximately 5.0% of fixed annuities
                                 annuities whose returns are indexed       are subject to market value
                                 to the S&P 500)                           adjustment for discretionary
                                                                           withdrawals.


     Contractholder funds activity for the years ended December 31 is as follows:



(IN THOUSANDS)                                          2003                2002
                                                  ----------------    ----------------

Balance, beginning of year                        $      6,195,649    $      5,370,475
Deposits                                                 1,688,005           1,143,977
Benefits and withdrawals                                  (753,787)           (573,478)
Interest credited to contractholder funds                  284,068             289,746
Transfers (to) from separate accounts                       (5,825)            (29,602)
Other adjustments                                            1,276              (5,469)
                                                  ----------------    ----------------
Balance, end of year                              $      7,409,386    $      6,195,649
                                                  ================    ================


7. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits.
The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     In addition, the Company indemnifies its directors, officers and other individuals serving at the request of the Company as a director or officer to the extent provided in its charter and by-laws. Since these indemnifications


                                       14





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnifications.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2003.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products or competing non-insurance products that may impact the relative desirability of various personal investment products and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL PROCEEDINGS

     Various legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of lawsuits, some of which involve claims for substantial or indeterminate amounts.
This litigation is based on a variety of issues including insurance and claim settlement practices. The outcome of these disputes is currently unpredictable.
However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

8. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The
Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

     (IN THOUSANDS)



                                                             2003            2002
                                                         ------------    ------------

     DEFERRED ASSETS
     Other assets                                        $        281    $          -
     Difference in tax bases of investments                         -             501
                                                         ------------    ------------
         Total deferred assets                                    281             501

     DEFERRED LIABILITIES
     Unrealized net capital gains                              (4,036)         (5,127)
     Difference in tax bases of investments                      (185)              -
     Other liabilities                                              -              (3)
                                                         ------------    ------------
         Total deferred liabilities                            (4,221)         (5,130)
                                                         ------------    ------------
             Net deferred liabilities                    $     (3,940)   $     (4,629)
                                                         ============    ============



                                       15





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:



     (IN THOUSANDS)                                       2003           2002            2001
                                                     -------------   ------------    ------------

     Current                                         $       1,107   $      3,560    $      4,008
     Deferred                                                2,176           (721)           (112)
                                                     -------------   ------------    ------------
       Total income tax expense                      $       3,283   $      2,839    $      3,896
                                                     =============   ============    ============


     The Company paid income taxes of $1.8 million, $7.4 million and $3.9 million in 2003, 2002 and 2001, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:



                                                          2003           2002            2001
                                                     -------------   ------------    ------------

     Statutory federal income tax rate                        35.0%          35.0%           35.0%
     Adjustment to prior year tax liabilities                 (2.8)          (0.9)              -
     Other                                                    (0.1)          (0.1)           (0.1)
                                                     -------------   ------------    ------------
     Effective income tax rate                                32.1%          34.0%           34.9%
                                                     =============   ============    ============


9. STATUTORY FINANCIAL INFORMATION

     The following table reconciles net income for the years ended December 31, and shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:



                                                                 NET INCOME                   SHAREHOLDER'S EQUITY
                                                     -----------------------------------    -------------------------
(IN THOUSANDS)                                         2003         2002         2001          2003          2002
                                                     ---------    ---------    ---------    ----------    -----------

Balance per GAAP                                     $   6,946    $   5,512    $   7,254    $  177,837    $   172,918
Unrealized gain on fixed income securities                   -            -            -       (11,530)       (14,648)
Deferred income taxes                                    2,176         (721)        (112)        3,755          3,524
Reserves and non-admitted assets                         1,816          155         (150)       (2,293)        (1,000)
Other                                                   (2,355)          12           (8)          281           (393)
                                                     ---------    ---------    ---------    ----------    -----------
Balance per statutory accounting practices           $   8,583    $   4,958    $   6,984    $  168,050    $   160,401
                                                     =========    =========    =========    ==========    ===========


     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Arizona. The
State of Arizona requires its domestic insurance companies to prepare statutory-basis financial statements in conformity with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual
("Codification"), subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve-month period beginning January 1, 2003, the Company did not pay any dividends. Based on 2003 statutory net income, the maximum amount of dividends the Company will be able to pay without prior Arizona Insurance
Department approval at a given point in time during 2004 is $8.0 million.


                                       16





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December
31, 2003, RBC for the Company was above a level that would require regulatory action.

10. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:



(IN THOUSANDS)                                                               2003
                                                              ------------------------------------
                                                                                          After-
UNREALIZED CAPITAL GAINS AND LOSSES:                           Pretax        Tax           tax
                                                              ---------    ---------     ---------

  Unrealized holding (losses) gains arising during the
    period                                                    $  (3,016)   $   1,056     $  (1,960)
  Less: reclassification adjustments                                102          (35)           67
                                                              ---------    ---------     ---------
  Unrealized net capital gains and losses                        (3,118)       1,091        (2,027)
                                                              ---------    ---------     ---------
  Other comprehensive (loss) income                           $  (3,118)   $   1,091     $  (2,027)
                                                              =========    =========     =========


                                                                             2002
                                                              ------------------------------------
                                                                                          After-
UNREALIZED CAPITAL GAINS AND LOSSES:                           Pretax        Tax           tax
                                                              ---------    ---------     ---------

  Unrealized holding gains arising during the period          $   5,844    $  (2,046)    $   3,798
  Less: reclassification adjustments                             (1,984)         694        (1,290)
                                                              ---------    ---------     ---------
  Unrealized net capital gains and losses                         7,828       (2,740)        5,088
                                                              ---------    ---------     ---------
  Other comprehensive income                                  $   7,828    $  (2,740)    $   5,088
                                                              =========    =========     =========


                                                                             2001
                                                              ------------------------------------
                                                                                          After-
UNREALIZED CAPITAL GAINS AND LOSSES:                           Pretax        Tax           tax
                                                              ---------    ---------     ---------

  Unrealized holding gains arising during the period          $   2,948    $  (1,032)    $   1,916
  Less: reclassification adjustments                                436         (153)          283
                                                              ---------    ---------     ---------
  Unrealized net capital gains and losses                         2,512         (879)        1,633
                                                              ---------    ---------     ---------
  Other comprehensive income                                  $   2,512    $    (879)    $   1,633
                                                              =========    =========     =========



                                       17

                      ----------------------------------------------------------
                      GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A FINANCIAL STATEMENTS AS OF DECEMBER 31, 2003
                      AND FOR THE PERIODS ENDED DECEMBER 31, 2003
                      AND DECEMBER 31, 2002, AND INDEPENDENT
                      AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life and Annuity Company Separate Account A (the "Account") as of December 31, 2003, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life and Annuity Company Separate Account A as of December 31, 2003, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 31, 2004

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------
                                        AIM V. I.
                                       Aggressive       AIM V. I.       AIM V. I.       AIM V. I.     AIM V. I. Capital
                                         Growth         Balanced       Basic Value      Blue Chip       Appreciation
                                      -------------   -------------   -------------   -------------   -----------------
ASSETS
Investments at fair value             $  29,939,107   $  56,527,876   $  27,023,571   $  25,059,278   $      95,793,436
                                      -------------   -------------   -------------   -------------   -----------------
  Total assets                        $  29,939,107   $  56,527,876   $  27,023,571   $  25,059,278   $      95,793,436
                                      =============   =============   =============   =============   =================

NET ASSETS
Accumulation units                    $  29,901,097   $  56,362,080   $  26,986,573   $  25,026,065   $      95,588,626
Contracts in payout (annuitization)
  period                                     38,010         165,796          36,998          33,213             204,810
                                      -------------   -------------   -------------   -------------   -----------------
  Total net assets                    $  29,939,107   $  56,527,876   $  27,023,571   $  25,059,278   $      95,793,436
                                      =============   =============   =============   =============   =================

FUND SHARE INFORMATION
  Number of shares                        2,827,111       5,658,446       2,535,044       3,814,198           4,501,571
                                      =============   =============   =============   =============   =================
  Cost of investments                 $  38,243,627   $  64,676,067   $  23,913,628   $  30,310,565   $     106,982,216
                                      =============   =============   =============   =============   =================

ACCUMULATION UNIT FAIR VALUE
  Lowest                              $        6.24   $        7.83   $       11.26   $        6.01   $            6.13
                                      =============   =============   =============   =============   =================
  Highest                             $       10.75   $       10.44   $       11.41   $        6.13   $           13.49
                                      =============   =============   =============   =============   =================

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Sub-Accounts
                                      ----------------------------------------------------------------------------------------
                                                                                              AIM V. I.
                                      AIM V. I. Capital       AIM V. I.    AIM V. I. Dent    Diversified     AIM V. I. Global
                                         Development         Core Equity    Demographics       Income           Utilities
                                      -----------------   --------------   --------------   --------------   -----------------
ASSETS
Investments at fair value             $      19,886,570   $  126,828,991   $   12,818,683   $   29,612,390   $      10,345,898
                                      -----------------   --------------   --------------   --------------   -----------------
   Total assets                       $      19,886,570   $  126,828,991   $   12,818,683   $   29,612,390   $      10,345,898
                                      =================   ==============   ==============   ==============   =================

NET ASSETS
Accumulation units                    $      19,847,119   $  126,447,688   $   12,818,683   $   29,543,611   $      10,315,336
Contracts in payout (annuitization)
  period                                         39,451          381,303                -           68,779              30,562
                                      -----------------   --------------   --------------   --------------   -----------------
  Total net assets                    $      19,886,570   $  126,828,991   $   12,818,683   $   29,612,390   $      10,345,898
                                      =================   ==============   ==============   ==============   =================

FUND SHARE INFORMATION
  Number of shares                            1,564,640        6,056,781        2,460,400        3,357,414             927,052
                                      =================   ==============   ==============   ==============   =================
  Cost of investments                 $      17,904,270   $  140,195,003   $   19,392,883   $   32,622,196   $      15,684,937
                                      =================   ==============   ==============   ==============   =================

ACCUMULATION UNIT FAIR VALUE
  Lowest                              $            9.34   $         6.60   $         4.77   $        10.41   $            5.76
                                      =================   ==============   ==============   ==============   =================
  Highest                             $           12.95   $        15.77   $         5.04   $        12.80   $           12.04
                                      =================   ==============   ==============   ==============   =================

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Sub-Accounts
                                      -----------------------------------------------------------------------------------
                                        AIM V. I.                                          AIM V. I.
                                        Government       AIM V. I.        AIM V. I.      International     AIM V. I. Mid
                                        Securities        Growth          High Yield        Growth        Cap Core Equity
                                      --------------   --------------   --------------   --------------   ---------------
ASSETS
Investments at fair value             $   51,794,095   $   70,576,007   $   18,380,697   $   40,880,071   $    17,193,225
                                      --------------   --------------   --------------   --------------   ---------------
  Total assets                        $   51,794,095   $   70,576,007   $   18,380,697   $   40,880,071   $    17,193,225
                                      ==============   ==============   ==============   ==============   ===============

NET ASSETS
Accumulation units                    $   51,676,621   $   70,381,741   $   18,315,874   $   40,824,519   $    17,193,225
Contracts in payout (annuitization)
  period                                     117,474          194,266           64,823           55,552                 -
                                      --------------   --------------   --------------   --------------   ---------------
  Total net assets                    $   51,794,095   $   70,576,007   $   18,380,697   $   40,880,071   $    17,193,225
                                      ==============   ==============   ==============   ==============   ===============

FUND SHARE INFORMATION
  Number of shares                         4,235,004        4,759,002        3,078,844        2,548,633         1,425,641
                                      ==============   ==============   ==============   ==============   ===============
  Cost of investments                 $   49,996,837   $  116,641,608   $   20,038,795   $   45,388,835   $    15,019,390
                                      ==============   ==============   ==============   ==============   ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                              $        11.95   $         4.37   $         8.61   $         6.66   $         12.42
                                      ==============   ==============   ==============   ==============   ===============
  Highest                             $        13.71   $        11.35   $         9.27   $        12.67   $         12.58
                                      ==============   ==============   ==============   ==============   ===============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------

                                                                                             AIM Variable Insurance
                                         AIM Variable Insurance Funds Sub-Accounts        Funds Series II Sub-Accounts
                                      ------------------------------------------------   -------------------------------
                                                                                           AIM V. I.
                                        AIM V. I.      AIM V. I. New      AIM V. I.        Aggressive       AIM V. I.
                                       Money Market     Technology      Premier Equity     Growth II       Balanced II
                                      --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at fair value             $   38,377,640   $    7,993,792   $  139,715,570   $      549,443   $    1,729,916
                                      --------------   --------------   --------------   --------------   --------------
  Total assets                        $   38,377,640   $    7,993,792   $  139,715,570   $      549,443   $    1,729,916
                                      ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                    $   38,368,910   $    7,993,792   $  139,462,068   $      549,443   $    1,729,916
Contracts in payout (annuitization)
  period                                       8,730                -          253,502                -                -
                                      --------------   --------------   --------------   --------------   --------------
  Total net assets                    $   38,377,640   $    7,993,792   $  139,715,570   $      549,443   $    1,729,916
                                      ==============   ==============   ==============   ==============   ==============

FUND SHARE INFORMATION
  Number of shares                        38,377,640        2,270,964        6,906,355           52,080          173,861
                                      ==============   ==============   ==============   ==============   ==============
  Cost of investments                 $   38,377,640   $   21,539,703   $  179,830,750   $      496,149   $    1,577,007
                                      ==============   ==============   ==============   ==============   ==============

ACCUMULATION UNIT FAIR VALUE
  Lowest                              $        10.27   $         2.93   $         6.18   $         9.90   $         9.35
                                      ==============   ==============   ==============   ==============   ==============
  Highest                             $        12.09   $         8.61   $        13.88   $        10.04   $         9.50
                                      ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------------------------

                                                      AIM Variable Insurance Funds Series II Sub-Accounts
                                      -----------------------------------------------------------------------------------
                                                                           AIM V. I.        AIM V. I.
                                        AIM V. I.      AIM V. I. New        Capital          Capital         AIM V. I.
                                      Basic Value II   Blue Chip II     Appreciation II   Development II   Core Equity II
                                      --------------   --------------   ---------------   --------------   --------------
ASSETS
Investments at fair value             $    2,524,114   $      950,525   $       825,605   $      319,444   $      356,767
                                      --------------   --------------   ---------------   --------------   --------------
  Total assets                        $    2,524,114   $      950,525   $       825,605   $      319,444   $      356,767
                                      ==============   ==============   ===============   ==============   ==============

NET ASSETS
Accumulation units                    $    2,524,114   $      950,525   $       825,605   $      319,444   $      356,767
Contracts in payout (annuitization)
  period                                           -                -                 -                -                -
                                      --------------   --------------   ---------------   --------------   --------------
  Total net assets                    $    2,524,114   $      950,525   $       825,605   $      319,444   $      356,767
                                      ==============   ==============   ===============   ==============   ==============

FUND SHARE INFORMATION
  Number of shares                           237,900          145,340            39,017           25,272           17,111
                                      ==============   ==============   ===============   ==============   ==============
  Cost of investments                 $    2,178,060   $      851,401   $       729,436   $      273,268   $      318,981
                                      ==============   ==============   ===============   ==============   ==============

ACCUMULATION UNIT FAIR VALUE
  Lowest                              $         9.92   $         9.36   $          9.36   $        10.17   $        10.04
                                      ==============   ==============   ===============   ==============   ==============
  Highest                             $        10.08   $         9.51   $          9.50   $        10.31   $        10.18
                                      ==============   ==============   ===============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable Insurance Funds Series II Sub-Accounts
                                      ----------------------------------------------------------------------------
                                         AIM V. I.       AIM V. I.      AIM V. I.      AIM V. I.
                                           Dent         Diversified      Global        Government      AIM V. I.
                                      Demographics II    Income II     Utilities II   Securities II    Growth II
                                      ---------------   ------------   ------------   -------------   ------------
ASSETS
Investments at fair value             $       296,579   $    567,138   $    282,680   $   2,400,734   $    351,375
                                      ---------------   ------------   ------------   -------------   ------------
  Total assets                        $       296,579   $    567,138   $    282,680   $   2,400,734   $    351,375
                                      ===============   ============   ============   =============   ============

NET ASSETS

Accumulation units                    $       296,579   $    567,138   $    282,680   $   2,400,734   $    351,375
Contracts in payout (annuitization)
  period                                            -              -              -               -              -
                                      ---------------   ------------   ------------   -------------   ------------
  Total net assets                    $       296,579   $    567,138   $    282,680   $   2,400,734   $    351,375
                                      ===============   ============   ============   =============   ============

FUND SHARE INFORMATION
  Number of shares                             57,144         64,594         25,375         197,267         23,822
                                      ===============   ============   ============   =============   ============
  Cost of investments                 $       254,390   $    575,795   $    263,717   $   2,419,602   $    300,034
                                      ===============   ============   ============   =============   ============

ACCUMULATION UNIT FAIR VALUE
  Lowest                              $          8.93   $      10.62   $       9.13   $       10.57   $       8.66
                                      ===============   ============   ============   =============   ============
  Highest                             $          9.06   $      10.78   $       9.23   $       10.74   $       8.78
                                      ===============   ============   ============   =============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------

                                                  AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------
                                                        AIM V. I.       AIM V. I.      AIM V. I.      AIM V. I.
                                        AIM V. I.     International   Mid Cap Core      Money            New
                                      High Yield II     Growth II      Equity II      Market II     Technology II
                                      -------------   -------------   ------------   ------------   -------------
ASSETS
Investments at fair value             $     613,473   $     391,693   $  1,419,096   $  1,819,634   $      86,514
                                      -------------   -------------   ------------   ------------   -------------
  Total assets                        $     613,473   $     391,693   $  1,419,096   $  1,819,634   $      86,514
                                      =============   =============   ============   ============   =============

NET ASSETS
Accumulation units                    $     613,473   $     391,693   $  1,419,096   $  1,819,634   $      86,514
Contracts in payout (annuitization)
  period                                          -               -              -              -               -
                                      -------------   -------------   ------------   ------------   -------------
  Total net assets                    $     613,473   $     391,693   $  1,419,096   $  1,819,634   $      86,514
                                      =============   =============   ============   ============   =============

FUND SHARE INFORMATION
  Number of shares                          103,105          24,542        118,160      1,819,634          24,648
                                      =============   =============   ============   ============   =============
  Cost of investments                 $     571,586   $     331,034   $  1,228,416   $  1,819,634   $      77,234
                                      =============   =============   ============   ============   =============

ACCUMULATION UNIT FAIR VALUE
  Lowest                              $       11.59   $       10.39   $      10.84   $       9.72   $        8.82
                                      =============   =============   ============   ============   =============
  Highest                             $       11.74   $       10.54   $      10.99   $       9.86   $        8.94
                                      =============   =============   ============   ============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
-----------------------------------------------------

                                       AIM Variable
                                         Insurance
                                      Funds Series II
                                       Sub-Accounts
                                      ---------------
                                         AIM V. I.
                                          Premier
                                         Equity II
                                      ---------------
ASSETS
Investments at fair value             $       513,317
                                      ---------------
  Total assets                        $       513,317
                                      ===============

NET ASSETS
Accumulation units                    $       513,317
Contracts in payout (annuitization)
  period                                            -
                                      ---------------
  Total net assets                    $       513,317
                                      ===============

FUND SHARE INFORMATION
  Number of shares                             25,487
                                      ===============
  Cost of investments                 $       442,643
                                      ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                              $          8.30
                                      ===============
  Highest                             $          8.46
                                      ===============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                                -----------------------------------------------------------------------------
                                                 AIM V. I.
                                                 Aggressive     AIM V. I.      AIM V. I.      AIM V. I.     AIM V. I. Capital
                                                   Growth       Balanced      Basic Value     Blue Chip       Appreciation
                                                ------------   ------------   ------------   ------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $          -   $  1,047,997   $      8,035   $          -   $               -
Charges from Glenbrook Life and Annuity
  Company:
  Mortality and expense risk                        (337,045)      (653,306)      (251,424)      (272,790)         (1,141,823)
  Administrative expense                             (26,770)       (52,398)       (19,325)       (21,227)            (88,303)
                                                ------------   ------------   ------------   ------------   -----------------

    Net investment income (loss)                    (363,815)       342,293       (262,714)      (294,017)         (1,230,126)
                                                ------------   ------------   ------------   ------------   -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                              4,977,114      8,777,196      4,136,499      3,808,794          29,526,593
  Cost of investments sold                         7,677,905     11,107,825      4,705,621      5,520,140          35,914,122
                                                ------------   ------------   ------------   ------------   -----------------

    Realized gains (losses) on fund shares        (2,700,791)    (2,330,629)      (569,122)    (1,711,346)         (6,387,529)

Realized gain distributions                                -              -              -              -                   -
                                                ------------   ------------   ------------   ------------   -----------------

    Net realized gains (losses)                   (2,700,791)    (2,330,629)      (569,122)    (1,711,346)         (6,387,529)

Change in unrealized gains (losses)                9,059,600      9,278,013      6,389,857      6,511,119          29,216,465
                                                ------------   ------------   ------------   ------------   -----------------

    Net realized and unrealized gains
      (losses) on investments                      6,358,809      6,947,384      5,820,735      4,799,773          22,828,936
                                                ------------   ------------   ------------   ------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $  5,994,994   $  7,289,677   $  5,558,021   $  4,505,756   $      21,598,810
                                                ============   ============   ============   ============   =================

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                             ----------------------------------------------------------------------------------
                                                                                                  AIM V. I.
                                             AIM V. I. Capital    AIM V. I.     AIM V. I. Dent   Diversified    AIM V. I. Global
                                                Development      Core Equity     Demographics      Income          Utilities
                                             -----------------   ------------   --------------   ------------   ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                    $               -   $  1,164,889   $            -   $  1,815,570   $        362,479
Charges from Glenbrook Life and Annuity
  Company:
  Mortality and expense risk                          (206,304)    (1,491,402)        (137,113)      (380,728)          (125,233)
  Administrative expense                               (16,177)      (117,083)         (10,779)       (30,052)            (9,827)
                                             -----------------   ------------   --------------   ------------   ----------------

    Net investment income (loss)                      (222,481)      (443,596)        (147,892)     1,404,790            227,419
                                             -----------------   ------------   --------------   ------------   ----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                3,378,342     21,618,551        1,920,548      8,194,087          2,648,543
  Cost of investments sold                           3,780,555     27,120,732        3,517,400      9,000,655          4,298,723
                                             -----------------   ------------   --------------   ------------   ----------------

    Realized gains (losses) on fund shares            (402,213)    (5,502,181)      (1,596,852)      (806,568)        (1,650,180)

Realized gain distributions                                  -              -                -              -                  -
                                             -----------------   ------------   --------------   ------------   ----------------

    Net realized gains (losses)                       (402,213)    (5,502,181)      (1,596,852)      (806,568)        (1,650,180)

Change in unrealized gains (losses)                  5,386,405     30,030,852        4,991,545      1,621,398          2,952,249
                                             -----------------   ------------   --------------   ------------   ----------------

    Net realized and unrealized gains
      (losses) on investments                        4,984,192     24,528,671        3,394,693        814,830          1,302,069
                                             -----------------   ------------   --------------   ------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $       4,761,711   $ 24,085,075   $    3,246,801   $  2,219,620   $      1,529,488
                                             =================   ============   ==============   ============   ================

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                             -----------------------------------------------------------------------------
                                              AIM V. I.                                        AIM V. I.       AIM V. I.
                                              Government       AIM V. I.      AIM V. I.      International   Mid Cap Core
                                              Securities        Growth        High Yield        Growth          Equity
                                             -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                    $   1,258,612   $           -   $   1,226,738   $     197,846   $           -
Charges from Glenbrook Life and Annuity
  Company:
  Mortality and expense risk                      (796,295)       (823,634)       (200,494)       (489,591)       (164,791)
  Administrative expense                           (63,271)        (65,022)        (15,957)        (37,742)        (12,809)
                                             -------------   -------------   -------------   -------------   -------------

    Net investment income (loss)                   399,046        (888,656)      1,010,287        (329,487)       (177,600)
                                             -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                           28,390,442      12,610,206       4,643,275      70,364,866       2,216,502
  Cost of investments sold                      26,933,129      23,971,726       5,210,216      72,742,460       2,256,405
                                             -------------   -------------   -------------   -------------   -------------

    Realized gains (losses) on fund shares       1,457,313     (11,361,520)       (566,941)     (2,377,594)        (39,903)

Realized gain distributions                         19,025               -               -               -         100,231
                                             -------------   -------------   -------------   -------------   -------------

    Net realized gains (losses)                  1,476,338     (11,361,520)       (566,941)     (2,377,594)         60,328

Change in unrealized gains (losses)             (2,213,034)     29,042,017       3,209,348      12,286,916       3,128,980
                                             -------------   -------------   -------------   -------------   -------------

    Net realized and unrealized gains
      (losses) on investments                     (736,696)     17,680,497       2,642,407       9,909,322       3,189,308
                                             -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $    (337,650)  $  16,791,841   $   3,652,694   $   9,579,835   $   3,011,708
                                             =============   =============   =============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                     AIM Variable Insurance
                                                 AIM Variable Insurance Funds Sub-Accounts        Funds Series II Sub-Accounts
                                             --------------------------------------------------   -----------------------------
                                                                                                   AIM V. I.
                                               AIM V. I.      AIM V. I. New   AIM V. I. Premier    Aggressive       AIM V. I.
                                              Money Market     Technology          Equity          Growth II       Balanced II
                                             --------------   -------------   -----------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                    $      308,512   $           -   $         390,233   $           -   $      30,918
Charges from Glenbrook Life and Annuity
  Company:
  Mortality and expense risk                       (664,575)        (84,027)         (1,672,274)         (5,875)        (16,593)
  Administrative expense                            (51,997)         (6,571)           (131,917)           (367)         (1,139)
                                             --------------   -------------   -----------------   -------------   -------------

    Net investment income (loss)                   (408,060)        (90,598)         (1,413,958)         (6,242)         13,186
                                             --------------   -------------   -----------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                           119,794,456       1,997,183          24,900,696         845,219         127,844
  Cost of investments sold                      119,794,456       6,597,243          36,126,876         845,204         124,041
                                             --------------   -------------   -----------------   -------------   -------------

    Realized gains (losses) on fund shares                -      (4,600,060)        (11,226,180)             15           3,803

Realized gain distributions                               -               -                   -               -               -
                                             --------------   -------------   -----------------   -------------   -------------

    Net realized gains (losses)                           -      (4,600,060)        (11,226,180)             15           3,803

Change in unrealized gains (losses)                       -       7,286,160          40,272,721          80,290         176,122
                                             --------------   -------------   -----------------   -------------   -------------

    Net realized and unrealized gains
      (losses) on investments                             -       2,686,100          29,046,541          80,305         179,925
                                             --------------   -------------   -----------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $     (408,060)  $   2,595,502   $      27,632,583   $      74,063   $     193,111
                                             ==============   =============   =================   =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                         ----------------------------------------------------------------------------------------
                                                                               AIM V. I.
                                         AIM V. I. Basic   AIM V. I. Blue       Capital       AIM V. I. Capital   AIM V. I. Core
                                            Value II          Chip II       Appreciation II    Development II       Equity II
                                         ---------------   --------------   ---------------   -----------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $             -   $            -   $             -   $               -   $         2,926
Charges from Glenbrook Life and Annuity
  Company:
  Mortality and expense risk                     (22,030)          (6,679)           (7,261)             (3,240)           (2,955)
  Administrative expense                          (1,474)            (482)             (451)               (226)             (199)
                                         ---------------   --------------   ---------------   -----------------   ---------------

    Net investment income (loss)                 (23,504)          (7,161)           (7,712)             (3,466)             (228)
                                         ---------------   --------------   ---------------   -----------------   ---------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                            583,901        1,046,044            77,083              23,476            23,251
  Cost of investments sold                       587,301        1,039,597            80,381              28,563            23,817
                                         ---------------   --------------   ---------------   -----------------   ---------------

    Realized gains (losses) on fund
      shares                                      (3,400)           6,447            (3,298)             (5,087)             (566)

Realized gain distributions                            -                -                 -                   -                 -
                                         ---------------   --------------   ---------------   -----------------   ---------------

    Net realized gains (losses)                   (3,400)           6,447            (3,298)             (5,087)             (566)

Change in unrealized gains (losses)              457,750          112,886           127,748              75,857            47,788
                                         ---------------   --------------   ---------------   -----------------   ---------------

    Net realized and unrealized gains
      (losses) on investments                    454,350          119,333           124,450              70,770            47,222
                                         ---------------   --------------   ---------------   -----------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                        $       430,846   $      112,172   $       116,738   $          67,304   $        46,994
                                         ===============   ==============   ===============   =================   ===============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------------------------

                                                         AIM Variable Insurance Funds Series II Sub-Accounts
                                             ----------------------------------------------------------------------------
                                                                AIM V. I.                        AIM V. I.
                                             AIM V. I. Dent    Diversified   AIM V. I. Global    Government     AIM V. I.
                                             Demographics II    Income II      Utilities II     Securities II   Growth II
                                             ---------------   -----------   ----------------   -------------   ---------
NET INVESTMENT INCOME (LOSS)
Dividends                                    $             -   $    32,961   $          9,303   $      54,626   $       -
Charges from Glenbrook Life and Annuity
  Company:
  Mortality and expense risk                          (2,407)       (4,986)            (1,911)        (29,913)     (3,728)
  Administrative expense                                (174)         (363)              (136)         (2,118)       (269)
                                             ---------------   -----------   ----------------   -------------   ---------

    Net investment income (loss)                      (2,581)       27,612              7,256          22,595      (3,997)
                                             ---------------   -----------   ----------------   -------------   ---------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                 23,490        51,621            302,303       4,964,432      30,008
  Cost of investments sold                            21,962        49,569            299,012       4,962,447      30,150
                                             ---------------   -----------   ----------------   -------------   ---------

    Realized gains (losses) on fund shares             1,528         2,052              3,291           1,985        (142)

Realized gain distributions                                -             -                  -             849           -
                                             ---------------   -----------   ----------------   -------------   ---------

    Net realized gains (losses)                        1,528         2,052              3,291           2,834        (142)

Change in unrealized gains (losses)                   52,361        (5,952)            17,345         (35,857)     73,432
                                             ---------------   -----------   ----------------   -------------   ---------

    Net realized and unrealized gains
      (losses) on investments                         53,889        (3,900)            20,636         (33,023)     73,290
                                             ---------------   -----------   ----------------   -------------   ---------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $        51,308   $    23,712   $         27,892   $     (10,428)  $  69,293
                                             ===============   ===========   ================   =============   =========

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                             --------------------------------------------------------------------------------
                                                                AIM V. I.     AIM V. I. Mid
                                             AIM V. I. High   International     Cap Core      AIM V. I. Money   AIM V. I. New
                                                Yield II        Growth II       Equity II        Market II      Technology II
                                             --------------   -------------   -------------   ---------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                    $       40,105   $       1,158   $           -   $        12,869   $           -
Charges from Glenbrook Life and Annuity
  Company:
  Mortality and expense risk                         (5,107)        (22,438)        (12,830)          (51,449)           (854)
  Administrative expense                               (368)         (1,593)           (862)           (3,648)            (56)
                                             --------------   -------------   -------------   ---------------   -------------

    Net investment income (loss)                     34,630         (22,873)        (13,692)          (42,228)           (910)
                                             --------------   -------------   -------------   ---------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                             1,291,786      69,774,395         162,174        81,080,515         533,675
  Cost of investments sold                        1,281,561      68,992,161         174,493        81,080,515         516,749
                                             --------------   -------------   -------------   ---------------   -------------

    Realized gains (losses) on fund shares           10,225         782,234         (12,319)                -          16,926

Realized gain distributions                               -               -           8,158                 -               -
                                             --------------   -------------   -------------   ---------------   -------------

    Net realized gains (losses)                      10,225         782,234          (4,161)                -          16,926

Change in unrealized gains (losses)                  38,714          66,410         221,443                 -          13,744
                                             --------------   -------------   -------------   ---------------   -------------

    Net realized and unrealized gains
      (losses) on investments                        48,939         848,644         217,282                 -          30,670
                                             --------------   -------------   -------------   ---------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $       83,569   $     825,771   $     203,590   $       (42,228)  $      29,760
                                             ==============   =============   =============   ===============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------

                                               AIM Variable
                                                 Insurance
                                              Funds Series II
                                               Sub-Accounts
                                             -----------------
                                             AIM V. I. Premier
                                                 Equity II
                                             -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                    $           1,103
Charges from Glenbrook Life and Annuity
  Company:
  Mortality and expense risk                            (5,746)
  Administrative expense                                  (402)
                                             -----------------

    Net investment income (loss)                        (5,045)
                                             -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                   57,235
  Cost of investments sold                              58,469
                                             -----------------

    Realized gains (losses) on fund shares              (1,234)

Realized gain distributions                                  -
                                             -----------------

    Net realized gains (losses)                         (1,234)

Change in unrealized gains (losses)                     94,896
                                             -----------------

    Net realized and unrealized gains
      (losses) on investments                           93,662
                                             -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $          88,617
                                             =================

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                            AIM V. I. Aggressive Growth       AIM V. I. Balanced           AIM V. I. Basic Value
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $   (363,815)  $   (451,762)  $    342,293   $    603,609   $   (262,714)  $   (199,894)
Net realized gains (losses)                   (2,700,791)    (3,863,329)    (2,330,629)    (3,771,447)      (569,122)      (855,333)
Change in unrealized gains (losses)            9,059,600     (5,043,020)     9,278,013    (10,012,907)     6,389,857     (3,581,981)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                              5,994,994     (9,358,111)     7,289,677    (13,180,745)     5,558,021     (4,637,208)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         147,757      1,218,614        168,001      1,235,404         69,933      2,209,955
Benefit payments                                (367,588)      (352,377)    (1,517,804)    (1,921,378)      (219,920)      (314,941)
Payments on termination                       (2,204,754)    (2,516,411)    (4,290,263)    (5,168,428)    (2,306,097)    (1,140,728)
Contract maintenance charge                      (16,759)       (19,098)       (22,790)       (24,687)        (7,464)        (3,998)
Transfers among the sub-accounts
  and with the Fixed Account - net              (575,560)    (1,912,911)     2,636,458       (372,721)     7,526,570     14,265,061
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                  (3,016,904)    (3,582,183)    (3,026,398)    (6,251,810)     5,063,022     15,015,349
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              2,978,090    (12,940,294)     4,263,279    (19,432,555)    10,621,043     10,378,141

NET ASSETS AT BEGINNING OF PERIOD             26,961,017     39,901,311     52,264,597     71,697,152     16,402,528      6,024,387
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $ 29,939,107   $ 26,961,017   $ 56,527,876   $ 52,264,597   $ 27,023,571   $ 16,402,528
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     3,574,599      4,044,883      6,010,239      6,747,204      1,907,524        537,834
    Units issued                                 498,457        748,961        984,890      1,500,082      1,283,199      2,238,771
    Units redeemed                              (899,481)    (1,219,245)    (1,320,678)    (2,237,047)      (805,892)      (869,081)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period           3,173,575      3,574,599      5,674,451      6,010,239      2,384,831      1,907,524
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                                               AIM V. I. Capital            AIM V. I. Capital
                                                AIM V. I. Blue Chip              Appreciation                   Development
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $   (294,017)  $   (338,462)  $ (1,230,126)  $ (1,577,668)  $   (222,481)  $   (239,580)
Net realized gains (losses)                   (1,711,346)    (3,470,914)    (6,387,529)   (13,797,572)      (402,213)      (585,497)
Change in unrealized gains (losses)            6,511,119     (4,482,268)    29,216,465    (18,974,421)     5,386,405     (3,724,443)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                              4,505,756     (8,291,644)    21,598,810    (34,349,661)     4,761,711     (4,549,520)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          52,762        873,392        251,174      1,103,073         21,976        746,530
Benefit payments                                (396,785)      (505,230)    (1,820,500)    (2,166,321)      (269,553)      (262,248)
Payments on termination                       (1,644,799)    (1,768,740)    (8,634,287)   (10,040,137)    (1,222,989)    (1,735,228)
Contract maintenance charge                      (13,586)       (14,420)       (55,023)       (62,814)        (6,267)        (6,449)
Transfers among the sub-accounts
  and with the Fixed Account - net             2,912,480        519,786     (2,840,629)    (9,930,839)     2,005,708      2,066,412
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                     910,072       (895,212)   (13,099,265)   (21,097,038)       528,875        809,017
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              5,415,828     (9,186,856)     8,499,545    (55,446,699)     5,290,586     (3,740,503)

NET ASSETS AT BEGINNING OF PERIOD             19,643,450     28,830,306     87,293,891    142,740,590     14,595,984     18,336,487
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $ 25,059,278   $ 19,643,450   $ 95,793,436   $ 87,293,891   $ 19,886,570   $ 14,595,984
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     3,991,951      4,265,729     10,040,943     12,150,515      1,635,974      1,603,305
    Units issued                               1,269,032      1,302,808      2,714,697      3,912,860        572,831        895,973
    Units redeemed                            (1,132,835)    (1,576,586)    (4,061,045)    (6,022,432)      (537,151)      (863,304)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period           4,128,148      3,991,951      8,694,595     10,040,943      1,671,654      1,635,974
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                          AIM V. I. Core Equity        AIM V. I. Dent Demographics     AIM V. I. Diversified Income
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (443,596)  $  (1,548,810)  $    (147,892)  $    (178,070)  $   1,404,790   $   1,893,072
Net realized gains (losses)              (5,502,181)     (9,357,855)     (1,596,852)     (3,744,887)       (806,568)     (1,009,890)
Change in unrealized gains (losses)      30,030,852     (16,558,772)      4,991,545      (1,510,475)      1,621,398        (681,608)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                        24,085,075     (27,465,437)      3,246,801      (5,433,432)      2,219,620         201,574
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    242,880         852,544          17,695         217,214         292,032         467,502
Benefit payments                         (2,719,985)     (3,808,172)       (137,607)       (150,780)       (785,492)       (850,840)
Payments on termination                 (10,920,803)    (12,605,751)       (721,718)     (1,054,792)     (4,145,314)     (2,794,211)
Contract maintenance charge                 (66,491)        (75,273)         (7,373)         (8,231)        (10,115)         (9,276)
Transfers among the sub-accounts
  and with the Fixed Account - net       (2,525,663)    (11,918,802)      1,105,609      (1,772,707)      2,468,762       1,452,327
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions            (15,990,062)    (27,555,454)        256,606      (2,769,296)     (2,180,127)     (1,734,498)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         8,095,013     (55,020,891)      3,503,407      (8,202,728)         39,493      (1,532,924)

NET ASSETS AT BEGINNING OF PERIOD       118,733,978     173,754,869       9,315,276      17,518,004      29,572,897      31,105,821
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $ 126,828,991   $ 118,733,978   $  12,818,683   $   9,315,276   $  29,612,390   $  29,572,897
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            12,685,251      15,351,894       2,597,916       3,266,521       2,775,565       2,912,251
    Units issued                          1,078,386       2,260,914         679,800         397,925         827,542         947,710
    Units redeemed                       (2,636,679)     (4,927,557)       (641,957)     (1,066,530)       (999,657)     (1,084,396)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period     11,126,958      12,685,251       2,635,759       2,597,916       2,603,450       2,775,565
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                                              AIM V. I. Government
                                             AIM V. I. Global Utilities            Securities                AIM V. I. Growth
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $    227,419   $    172,398   $    399,046   $    551,804   $   (888,656)  $ (1,175,199)
Net realized gains (losses)                   (1,650,180)    (3,049,436)     1,476,338        428,857    (11,361,520)   (19,660,641)
Change in unrealized gains (losses)            2,952,249     (1,765,147)    (2,213,034)     3,225,294     29,042,017    (14,054,565)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                              1,529,488     (4,642,185)      (337,650)     4,205,955     16,791,841    (34,890,405)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          24,818         22,086        233,306        740,599        204,681        706,547
Benefit payments                                (193,953)      (479,596)    (2,552,028)      (675,971)    (1,366,485)    (1,710,770)
Payments on termination                       (1,225,594)    (1,396,854)    (8,655,902)    (5,067,169)    (6,545,298)    (7,801,835)
Contract maintenance charge                       (5,636)        (6,982)       (21,952)       (14,871)       (42,661)       (49,957)
Transfers among the sub-accounts
  and with the Fixed Account - net               (57,586)    (1,577,275)    (5,941,586)    28,779,230     (1,756,841)    (8,985,827)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                  (1,457,951)    (3,438,621)   (16,938,162)    23,761,818     (9,506,604)   (17,841,842)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 71,537     (8,080,806)   (17,275,812)    27,967,773      7,285,237    (52,732,247)

NET ASSETS AT BEGINNING OF PERIOD             10,274,361     18,355,167     69,069,907     41,102,134     63,290,770    116,023,017
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $ 10,345,898   $ 10,274,361   $ 51,794,095   $ 69,069,907   $ 70,576,007   $ 63,290,770
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     1,348,323      1,756,597      5,423,073      3,486,107     10,401,632     12,909,200
    Units issued                                 277,503        582,387      1,424,666      3,636,641        804,257      1,336,155
    Units redeemed                              (452,705)      (990,661)    (2,755,920)    (1,699,675)    (2,136,164)    (3,843,723)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period           1,173,121      1,348,323      4,091,819      5,423,073      9,069,725     10,401,632
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                                            AIM V. I. International        AIM V. I. Mid Cap Core
                                               AIM V. I. High Yield                 Growth                         Equity
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $  1,010,287   $   (184,621)  $   (329,487)  $   (387,015)  $   (177,600)  $   (112,738)
Net realized gains (losses)                     (566,941)    (1,826,501)    (2,377,594)    (5,672,735)        60,328       (186,777)
Change in unrealized gains (losses)            3,209,348        920,127     12,286,916     (2,143,653)     3,128,980     (1,091,543)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                              3,652,694     (1,090,995)     9,579,835     (8,203,403)     3,011,708     (1,391,058)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          29,524        269,694        100,156        527,955        124,671      1,042,320
Benefit payments                                (525,353)      (120,185)      (679,229)      (924,312)      (232,022)      (123,018)
Payments on termination                       (2,134,613)    (1,519,772)    (4,237,003)    (3,943,089)      (941,205)      (539,057)
Contract maintenance charge                       (6,633)        (4,710)       (19,594)       (22,477)        (3,976)        (2,312)
Transfers among the sub-accounts
  and with the Fixed Account - net             4,460,576        776,193     (1,627,575)    (4,135,382)     4,626,175      8,234,032
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                   1,823,501       (598,780)    (6,463,245)    (8,497,305)     3,573,643      8,611,965
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              5,476,195     (1,689,775)     3,116,590    (16,700,708)     6,585,351      7,220,907

NET ASSETS AT BEGINNING OF PERIOD             12,904,502     14,594,277     37,763,481     54,464,189     10,607,874      3,386,967
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $ 18,380,697   $ 12,904,502   $ 40,880,071   $ 37,763,481   $ 17,193,225   $ 10,607,874
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     1,852,732      1,943,274      4,690,478      5,562,603      1,065,243        298,190
    Units issued                               1,155,098        663,687     12,239,574      7,305,925        680,577      1,114,783
    Units redeemed                              (919,306)      (754,229)   (12,858,107)    (8,178,050)      (370,819)      (347,730)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period           2,088,524      1,852,732      4,071,945      4,690,478      1,375,001      1,065,243
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         AIM V. I. Money Market         AIM V. I. New Technology         AIM V. I. Premier Equity
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (408,060)  $    (129,281)  $     (90,598)  $    (107,692)  $  (1,413,958)  $  (1,916,970)
Net realized gains (losses)                       -               -      (4,600,060)     (6,031,345)    (11,226,180)    (17,947,171)
Change in unrealized gains (losses)               -               -       7,286,160         944,298      40,272,721     (51,552,948)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                          (408,060)       (129,281)      2,595,502      (5,194,739)     27,632,583     (71,417,089)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,081,890       4,008,649          38,758         147,681         336,353       1,730,803
Benefit payments                         (1,937,789)     (2,220,344)        (64,635)        (62,183)     (2,553,838)     (4,234,945)
Payments on termination                 (24,758,668)    (21,845,931)       (392,348)       (481,682)    (13,128,435)    (16,353,691)
Contract maintenance charge                 (17,716)        (16,880)         (4,878)         (5,502)        (89,544)       (106,233)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,928,341)     18,312,829         401,277        (598,355)     (4,994,502)    (20,199,599)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions            (25,560,624)     (1,761,677)        (21,826)     (1,000,041)    (20,429,966)    (39,163,665)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS       (25,968,684)     (1,890,958)      2,573,676      (6,194,780)      7,202,617    (110,580,754)

NET ASSETS AT BEGINNING OF PERIOD        64,346,324      66,237,282       5,420,116      11,614,896     132,512,953     243,093,707
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $  38,377,640   $  64,346,324   $   7,993,792   $   5,420,116   $ 139,715,570   $ 132,512,953
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             5,698,374       5,843,413       1,369,800       1,591,157      15,736,413      19,727,925
    Units issued                         12,785,918      16,594,284         428,195         244,373       1,034,120       2,349,719
    Units redeemed                      (15,068,798)    (16,739,323)       (524,190)       (465,730)     (3,170,850)     (6,341,231)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      3,415,494       5,698,374       1,273,805       1,369,800      13,599,683      15,736,413
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                               AIM V. I. Aggressive
                                                     Growth II               AIM V. I. Balanced II        AIM V. I. Basic Value II
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $     (6,242)  $     (7,106)  $     13,186   $      6,605   $    (23,504)  $     (7,361)
Net realized gains (losses)                           15        (97,580)         3,803         (1,521)        (3,400)       (39,207)
Change in unrealized gains (losses)               80,290        (26,996)       176,122        (23,212)       457,750       (111,696)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                 74,063       (131,682)       193,111        (18,128)       430,846       (158,264)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         137,494        282,490        798,156        209,138      1,080,438        991,052
Benefit payments                                 (15,560)             -              -              -        (14,879)          (456)
Payments on termination                          (14,405)          (635)       (64,125)        (6,517)      (445,035)       (20,450)
Contract maintenance charge                            -              -              -              -              -              -
Transfers among the sub-accounts
  and with the Fixed Account - net               115,334        102,344        464,814        153,467        609,119         51,743
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
    from contract transactions                   222,863        384,199      1,198,845        356,088      1,229,643      1,021,889
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                296,926        252,517      1,391,956        337,960      1,660,489        863,625

NET ASSETS AT BEGINNING OF PERIOD                252,517              -        337,960              -        863,625              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $    549,443   $    252,517   $  1,729,916   $    337,960   $  2,524,114   $    863,625
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        31,486              -         40,859              -        113,018              -
    Units issued                                 135,854      4,456,475        185,739         42,745        263,910        138,845
    Units redeemed                              (112,171)    (4,424,989)       (43,502)        (1,886)      (125,181)       (25,827)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period              55,169         31,486        183,096         40,859        251,747        113,018
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                                               AIM V. I. Capital             AIM V. I. Capital
                                              AIM V. I. Blue Chip II            Appreciation II                Development II
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $     (7,161)  $     (1,090)  $     (7,712)  $     (2,239)  $     (3,466)  $     (1,515)
Net realized gains (losses)                        6,447         (3,533)        (3,298)        (1,610)        (5,087)        (6,654)
Change in unrealized gains (losses)              112,886        (13,762)       127,748        (31,580)        75,857        (29,682)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                112,172        (18,385)       116,738        (35,429)        67,304        (37,851)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         290,083        127,463        316,919        278,372         27,335        203,484
Benefit payments                                       -              -        (16,118)             -              -              -
Payments on termination                          (90,472)        (1,499)        (6,923)        (2,005)          (397)          (767)
Contract maintenance charge                            -              -              -              -              -              -
Transfers among the sub-accounts
  and with the Fixed Account - net               408,856        122,307        147,243         26,808         52,615          7,721
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                     608,467        248,271        441,121        303,175         79,553        210,438
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                720,639        229,886        557,859        267,746        146,857        172,587

NET ASSETS AT BEGINNING OF PERIOD                229,886              -        267,746              -        172,587              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $    950,525   $    229,886   $    825,605   $    267,746   $    319,444   $    172,587
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        29,831              -         36,090              -         22,358              -
    Units issued                                 309,088         33,447         67,700         37,195         34,009         28,107
    Units redeemed                              (238,552)        (3,616)       (16,175)        (1,105)       (25,238)        (5,749)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             100,367         29,831         87,615         36,090         31,129         22,358
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                                                AIM V. I. Dent             AIM V. I. Diversified
                                             AIM V. I. Core Equity II           Demographics II                  Income II
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $       (228)  $       (637)  $     (2,581)  $       (485)  $     27,612   $      5,347
Net realized gains (losses)                         (566)        (3,802)         1,528         (3,574)         2,052             (4)
Change in unrealized gains (losses)               47,788        (10,002)        52,361        (10,171)        (5,952)        (2,705)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                 46,994        (14,441)        51,308        (14,230)        23,712          2,638
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         150,100        113,452         70,151         59,430        113,310         48,417
Benefit payments                                       -              -              -              -              -           (441)
Payments on termination                           (9,665)       (12,567)       (22,382)          (462)       (34,403)        (1,158)
Contract maintenance charge                            -              -              -              -              -              -
Transfers among the sub-accounts
  and with the Fixed Account - net                60,637         22,257        105,460         47,304        388,260         26,803
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                     201,072        123,142        153,229        106,272        467,167         73,621
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                248,066        108,701        204,537         92,042        490,879         76,259

NET ASSETS AT BEGINNING OF PERIOD                108,701              -         92,042              -         76,259              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $    356,767   $    108,701   $    296,579   $     92,042   $    567,138   $     76,259
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        13,113              -         13,786              -          7,626              -
    Units issued                                  33,513         17,465         36,980         15,531         52,382          7,825
    Units redeemed                               (11,399)        (4,352)       (17,871)        (1,745)        (7,153)          (199)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period              35,227         13,113         32,895         13,786         52,855          7,626
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                 AIM V. I. Global             AIM V. I. Government
                                                   Utilities II                   Securities II             AIM V. I. Growth II
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $      7,256   $      2,308   $     22,595   $     25,918   $     (3,997)  $     (1,246)
Net realized gains (losses)                        3,291             (3)         2,834          2,286           (142)        (3,064)
Change in unrealized gains (losses)               17,345          1,618        (35,857)        16,989         73,432        (22,090)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                 27,892          3,923        (10,428)        45,193         69,293        (26,400)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          40,881         44,263      1,919,127      1,159,765         23,714        117,742
Benefit payments                                       -              -              -           (443)             -              -
Payments on termination                         (140,697)             -       (547,664)       (29,664)        (8,055)        (8,341)
Contract maintenance charge                            -              -              -              -              -              -
Transfers among the sub-accounts
  and with the Fixed Account - net               275,069         31,349       (832,618)       697,466         65,038        118,384
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                     175,253         75,612        538,845      1,827,124         80,697        227,785
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                203,145         79,535        528,417      1,872,317        149,990        201,385

NET ASSETS AT BEGINNING OF PERIOD                 79,535              -      1,872,317              -        201,385              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $    282,680   $     79,535   $  2,400,734   $  1,872,317   $    351,375   $    201,385
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        10,127              -        174,012              -         29,673              -
    Units issued                                 158,696         10,127        580,521        186,240         36,630         32,023
    Units redeemed                              (138,057)             -       (530,126)       (12,228)       (26,134)        (2,350)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period              30,766         10,127        224,407        174,012         40,169         29,673
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                                            AIM V. I. International       AIM V. I. Mid Cap Core
                                              AIM V. I. High Yield II              Growth II                    Equity II
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $     34,630   $       (634)  $    (22,873)  $    (12,297)  $    (13,692)  $     (4,504)
Net realized gains (losses)                       10,225         (2,277)       782,234      1,364,811         (4,161)        (7,867)
Change in unrealized gains (losses)               38,714          3,173         66,410         (5,750)       221,443        (30,764)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                 83,569            262        825,771      1,346,764        203,590        (43,135)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         288,780         39,460        266,530         52,396        275,176        584,937
Benefit payments                                       -              -        (14,261)             -        (16,046)          (457)
Payments on termination                          (15,995)          (264)    (2,602,627)          (349)       (41,358)        (2,968)
Contract maintenance charge                            -              -              -              -              -              -
Transfers among the sub-accounts
  and with the Fixed Account - net               125,830         91,831      1,855,661     (1,338,192)       398,258         61,099
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                     398,615        131,027       (494,697)    (1,286,145)       616,030        642,611
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                482,184        131,289        331,074         60,619        819,620        599,476

NET ASSETS AT BEGINNING OF PERIOD                131,289              -         60,619              -        599,476              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $    613,473   $    131,289   $    391,693   $     60,619   $  1,419,096   $    599,476
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        14,122              -          7,323              -         68,613              -
    Units issued                                 211,477         16,888      8,514,360     20,881,535        100,816         75,275
    Units redeemed                              (173,120)        (2,766)    (8,484,299)   (20,874,212)       (39,583)        (6,662)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period              52,479         14,122         37,384          7,323        129,846         68,613
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                             AIM V. I. Money Market II    AIM V. I. New Technology II   AIM V. I. Premier Equity II
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $    (42,228)  $    (21,197)  $       (910)  $       (103)  $     (5,045)  $     (1,183)
Net realized gains (losses)                            -              -         16,926           (225)        (1,234)       (22,930)
Change in unrealized gains (losses)                    -              -         13,744         (4,465)        94,896        (24,222)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                (42,228)       (21,197)        29,760         (4,793)        88,617        (48,335)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      11,116,238     20,258,408         31,067         18,782        100,115        286,016
Benefit payments                                       -              -              -              -              -              -
Payments on termination                      (16,957,903)   (13,960,823)        (8,007)          (491)       (15,062)        (3,574)
Contract maintenance charge                            -              -              -              -              -              -
Transfers among the sub-accounts
  and with the Fixed Account - net               111,825      1,315,314         20,434           (238)       103,076          2,464
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                  (5,729,840)     7,612,899         43,494         18,053        188,129        284,906
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (5,772,068)     7,591,702         73,254         13,260        276,746        236,571

NET ASSETS AT BEGINNING OF PERIOD              7,591,702              -         13,260              -        236,571              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $  1,819,634   $  7,591,702   $     86,514   $     13,260   $    513,317   $    236,571
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       763,817              -          2,230              -         34,562              -
    Units issued                               8,017,120     24,766,673         68,507          2,311         59,419         48,054
    Units redeemed                            (8,595,674)   (24,002,856)       (60,990)           (81)       (32,965)       (13,492)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             185,263        763,817          9,747          2,230         61,016         34,562
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1.  ORGANIZATION

    Glenbrook Life and Annuity Company Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

    Glenbrook Life issues four variable annuity contracts, the AIM Lifetime Plus(sm), AIM Lifetime Plus(sm) II, the AIM Lifetime Enhanced Choice, and the AIM Lifetime America Variable Annuity Series (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       AIM VARIABLE INSURANCE FUNDS
          AIM V.I. Aggressive Growth
          AIM V.I. Balanced
          AIM V.I. Basic Value
          AIM V.I. Blue Chip
          AIM V.I. Capital Appreciation
          AIM V.I. Capital Development
          AIM V.I. Core Equity
          AIM V.I. Dent Demographics
          AIM V.I. Diversified Income
          AIM V.I. Global Utilities
          AIM V.I. Government Securities
          AIM V.I. Growth
          AIM V.I. High Yield
          AIM V.I. International Growth
          AIM V.I. Mid Cap Core Equity
          AIM V.I. Money Market
          AIM V.I. New Technology
          AIM V.I. Premier Equity

       AIM VARIABLE INSURANCE FUNDS SERIES II
          AIM V. I. Aggressive Growth II
          AIM V. I. Balanced II
          AIM V. I. Basic Value II
          AIM V. I. Blue Chip II
          AIM V. I. Capital Appreciation II
          AIM V. I. Capital Development II
          AIM V. I. Core Equity II
          AIM V. I. Dent Demographics II
          AIM V. I. Diversified Income II
          AIM V. I. Global Utilities II
          AIM V. I. Government Securities II
          AIM V. I. Growth II
          AIM V. I. High Yield II
          AIM V. I. International Growth II
          AIM V. I. Mid Cap Core Equity II
          AIM V. I. Money Market II
          AIM V. I. New Technology II
          AIM V. I. Premier Equity II

--------------------------------------------------------------------------------
1.  ORGANIZATION

    The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Glenbrook Life.

    A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

    Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

    INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

    REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

    FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Glenbrook Life.

    USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

3.  EXPENSES

    MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.00% to 2.30% per annum of the daily net assets of the Account, based on the Contracts and rider options selected. The mortality and expense risk charge is recognized as a reduction in the accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contracts.

    ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contracts. The administrative expense charge is recognized as a reduction in the accumulation unit values.

    CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $35 on each contract anniversary and guarantees that this charge will not increase over the life of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

    WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 6% to 8% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations but are remitted to Glenbrook Life.

--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2003 were as follows:

                                                                             Purchases
                                                                          ---------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                          $     1,596,395
     AIM V. I. Balanced                                                         6,093,091
     AIM V. I. Basic Value                                                      8,936,807
     AIM V. I. Blue Chip                                                        4,424,849
     AIM V. I. Capital Appreciation                                            15,197,203
     AIM V. I. Capital Development                                              3,684,736
     AIM V. I. Core Equity                                                      5,184,892
     AIM V. I. Dent Demographics                                                2,029,261
     AIM V. I. Diversified Income                                               7,418,750
     AIM V. I. Global Utilities                                                 1,418,012
     AIM V. I. Government Securities                                           11,870,350
     AIM V. I. Growth                                                           2,214,946
     AIM V. I. High Yield                                                       7,477,064
     AIM V. I. International Growth                                            63,572,134
     AIM V. I. Mid Cap Core Equity                                              5,712,775
     AIM V. I. Money Market                                                    93,825,772
     AIM V. I. New Technology                                                   1,884,759
     AIM V. I. Premier Equity                                                   3,056,772

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
     AIM V. I. Aggressive Growth II                                             1,061,840
     AIM V. I. Balanced II                                                      1,339,876
     AIM V. I. Basic Value II                                                   1,790,040
     AIM V. I. Blue Chip II                                                     1,647,349
     AIM V. I. Capital Appreciation II                                            510,491
     AIM V. I. Capital Development II                                              99,563
     AIM V. I. Core Equity II                                                     224,095
     AIM V. I. Dent Demographics II                                               174,138
     AIM V. I. Diversified Income II                                              546,401
     AIM V. I. Global Utilities II                                                484,812
     AIM V. I. Government Securities II                                         5,526,721
     AIM V. I. Growth II                                                          106,709
     AIM V. I. High Yield II                                                    1,725,031
     AIM V. I. International Growth II                                         69,256,826
     AIM V. I. Mid Cap Core Equity II                                             772,669
     AIM V. I. Money Market II                                                 75,308,447
     AIM V. I. New Technology II                                                  576,259
     AIM V. I. Premier Equity II                                                  240,319
                                                                          ---------------

                                                                          $   406,990,154
                                                                          ===============

--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS

    Glenbrook Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

    In the table below, the units, the range of lowest to highest accumulation unit fair values, net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Glenbrook Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

    As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

    ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

       * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests.

       ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

       *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

            Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                 At December 31,                          For the year ended December 31,
                                    -----------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                      Units     Unit Fair Value    Net Assets   Investment      Expense Ratio**    Total Return***
                                     (000s)    Lowest to Highest     (000s)    Income Ratio*   Lowest to Highest  Lowest to Highest
                                    --------  -------------------  ----------  -------------   -----------------  -----------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts:
    AIM V. I. Aggressive Growth
      2003                            3,174   $  6.24 - $   10.75  $   29,939        0.00%       1.10% -  1.70%    24.54% -   25.29%
      2002                            3,575      5.01 -      8.58      26,961        0.00        1.10  -  1.70    -23.97  -  -23.51
      2001                            4,045      6.58 -     11.21      39,901        0.00        1.10  -  1.70    -27.32  -  -26.88
    AIM V. I. Balanced
      2003                            5,674      7.83 -     10.44      56,528        1.93        1.10  -  1.70     14.40  -   15.09
      2002                            6,010      6.85 -      9.07      52,265        2.31        1.10  -  1.70    -18.50  -  -18.01
      2001                            6,747      8.40 -     11.07      71,697        1.84        1.10  -  1.70    -12.93  -  -12.40

--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                          For the year ended December 31,
                                    -----------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                      Units     Unit Fair Value    Net Assets   Investment      Expense Ratio**    Total Return***
                                     (000s)    Lowest to Highest     (000s)    Income Ratio*   Lowest to Highest  Lowest to Highest
                                    -------- --------------------  ----------  -------------   -----------------  -----------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. Basic Value
      2003                            2,385  $  11.26 - $   11.41  $   27,024        0.04%       1.10% -  1.70%    31.38% -  32.17%
      2002                            1,908      8.57 -      8.63      16,403        0.00        1.10  -  1.70    -23.46  - -23.00
      2001 (a)                          538     11.19 -     11.21       6,024        0.20        1.10  -  1.70     11.93  -  12.10
    AIM V. I. Blue Chip
      2003                            4,128      6.03 -      6.13      25,059        0.00        1.10  -  1.70     23.04  -  23.78
      2002                            3,992      4.90 -      4.95      19,643        0.00        1.10  -  1.70    -27.41  - -26.97
      2001                            4,266      6.75 -      6.78      28,830        0.02        1.10  -  1.70    -23.39  - -23.85
    AIM V. I. Capital
     Appreciation
      2003                            8,695      6.13 -     10.12      95,793        0.00        1.10  -  1.70     27.34  -  28.10
      2002                           10,041      4.81 -      7.90      87,294        0.00        1.10  -  1.70    -25.63  - -25.18
      2001                           12,151      6.47 -     10.56     142,741        0.00        1.10  -  1.70    -24.58  - -24.13
    AIM V. I. Capital
       Development
      2003                            1,672      9.34 -     12.95      19,887        0.00        1.10  -  1.70     33.08  -  33.88
      2002                            1,636      7.02 -      9.67      14,596        0.00        1.10  -  1.70    -22.68  - -22.22
      2001                            1,603      9.07 -     12.44      18,336        0.00        1.10  -  1.70     -9.64  -  -9.10
    AIM V. I. Core Equity
      2003                           11,127      6.60 -     10.28     126,829        0.95        1.10  -  1.70     22.32  -  23.06
      2002                           12,685      5.40 -      8.35     118,734        0.30        1.10  -  1.70    -17.01  - -16.51
      2001                           15,352      6.50 -     10.01     173,755        0.04        1.10  -  1.70    -24.14  - -23.68
    AIM V. I. Dent
     Demographics
      2003                            2,636      4.86 -      5.00      12,819        0.00        1.10  -  1.70     35.15  -  35.97
      2002                            2,598      3.58 -      3.70       9,315        0.00        1.10  -  1.70    -33.35  - -32.94
      2001                            3,267      5.33 -      5.55      17,518        0.00        1.10  -  1.70    -33.07  - -32.66
    AIM V. I. Diversified
     Income
      2003                            2,603     10.68 -     11.24      29,612        6.14        1.10  -  1.70      7.40  -   8.05
      2002                            2,776      9.89 -     10.46      29,573        7.60        1.10  -  1.70      0.57  -   1.18
      2001                            2,912      9.77 -     10.40      31,106        7.21        1.10  -  1.70      1.84  -   2.45
    AIM V. I. Global Utilities
      2003                            1,173      5.76 -      8.53      10,346        3.52        1.10  -  1.70     17.03  -  17.73
      2002                            1,348      4.92 -      7.24      10,274        2.53        1.10  -  1.70    -26.79  - -26.35
      2001                            1,757      6.72 -      9.83      18,355        1.24        1.10  -  1.70    -29.15  - -28.72

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                          For the year ended December 31,
                                    -----------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                      Units     Unit Fair Value    Net Assets   Investment      Expense Ratio**    Total Return***
                                     (000s)    Lowest to Highest     (000s)    Income Ratio*   Lowest to Highest  Lowest to Highest
                                    -------- --------------------  ----------  -------------   -----------------  -----------------
Investments in the AIM
  Variable Insurance Funds
    Sub-Accounts (continued):
      AIM V. I. Government
       Securities
        2003                         40,912  $  11.95 - $   12.62  $   51,794        2.08%       1.10% -  1.70%    -0.63% -  -0.04%
        2002                          5,423     12.03 -     12.63      69,070        2.31        1.10  -  1.70      7.75  -   8.40
        2001                          3,486     11.17 -     11.65      41,102        3.68        1.10  -  1.70      4.61  -   5.24
      AIM V. I. Growth
        2003                          9,070      4.37 -      7.21      70,576        0.00        1.10  -  1.70     29.03  -  29.81
        2002                         10,402      3.38 -      5.55      63,290        0.00        1.10  -  1.70    -32.14  - -31.73
        2001                         12,909      4.99 -      8.13     116,023        0.19        1.10  -  1.70    -35.01  - -34.61
      AIM V. I. High Yield
        2003                          2,089      8.83 -      9.21      18,381        7.84        1.10  -  1.70     25.88  -  26.64
        2002                          1,853      6.97 -      7.32      12,905        0.00        1.10  -  1.70     -7.43  -  -6.87
        2001                          1,943      7.49 -      7.90      14,594       12.93        1.10  -  1.70     -6.04  -  -6.61
      AIM V. I. International
       Growth
        2003                          4,072      6.66 -      8.69      40,880        0.50        1.10  -  1.70     26.89  -  27.65
        2002                          4,690      5.25 -      6.81      37,763        0.57        1.10  -  1.70    -17.10  - -16.60
        2001                          5,563      6.33 -      8.17      54,464        0.28        1.10  -  1.70    -24.83  - -24.37
      AIM V. I. Mid Cap Core
       Equity
        2003                          1,375     12.42 -     12.58      17,193        0.00        1.10  -  1.70     25.17  -  25.92
        2002                          1,065      9.92 -      9.99      10,608        0.00        1.10  -  1.70    -12.60  - -12.07
        2001                            298     11.35 -     11.37       3,387        0.23        1.10  -  1.70     13.50  -  13.67
      AIM V. I. Money Market
        2003                          3,415     10.27 -     11.30      38,378        0.60        1.10  -  1.70     -1.12  -  -0.52
        2002                          5,698     10.39 -     11.36      64,346        1.16        1.10  -  1.70     -0.52  -   0.08
        2001                          5,843     10.44 -     11.36      66,237        3.58        1.10  -  1.70      1.87  -   2.48
      AIM V. I. New
       Technology
        2003                          1,274      2.93 -      8.61       7,994        0.00        1.10  -  1.70     49.82  -  50.72
        2002                          1,370      1.95 -      5.71       5,420        0.00        1.10  -  1.70    -46.06  - -45.73
        2001                          1,591      3.62 -     10.52      11,615        1.82        1.10  -  1.70    -48.36  - -48.05
      AIM V. I. Premier Equity
        2003                         13,600      6.18 -      9.40     139,716        0.29        1.10  -  1.70     22.97  -  23.71
        2002                         15,736      5.03 -      7.60     132,513        0.29        1.10  -  1.70    -31.44  - -31.02
        2001                         19,728      7.33 -     11.02     243,094        0.12        1.10  -  1.70    -14.05  - -13.53

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                          For the year ended December 31,
                                    -----------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                      Units     Unit Fair Value    Net Assets   Investment      Expense Ratio**    Total Return***
                                     (000s)    Lowest to Highest     (000s)    Income Ratio*   Lowest to Highest  Lowest to Highest
                                    -------- --------------------  ----------  -------------   -----------------  -----------------
Investments in the AIM Variable
  Insurance Funds Series II
    Sub-Accounts:
      AIM V. I. Aggressive
       Growth II
        2003                             55  $   9.90 - $   10.04  $      549        0.00%       1.30% -  2.00%    23.82% -  24.71%
        2002                             31      8.00 -      8.05         253        0.00        1.30  -  2.00    -20.01  - -19.50
      AIM V. I. Balanced II
        2003                            183      9.35 -      9.50       1,730        2.99        1.30  -  2.10     -6.50  -  14.64
        2002                             41      8.23 -      8.29         338        5.20        1.30  -  2.00    -17.69  - -17.14
      AIM V. I. Basic Value II
        2003                            252      9.92 -     10.08       2,524        0.00        1.30  -  2.10     -0.79  -  31.56
        2002                            113      7.61 -      7.66         864        0.00        1.30  -  2.00    -23.90  - -23.35
      AIM V. I. Blue Chip II
        2003                            100      9.36 -      9.51         951        0.00        1.30  -  2.10     -6.40  -  23.19
        2002                             30      7.67 -      7.72         230        0.00        1.30  -  2.00    -23.32  - -22.83
      AIM V. I. Capital
       Appreciation II
        2003                             88      9.36 -      9.50         826        0.00        1.30  -  2.00     26.60  -  27.50
        2002                             36      7.40 -      7.45         268        0.00        1.30  -  2.00    -26.03  - -25.50
      AIM V. I. Capital
       Development II
        2003                             31     10.17 -     10.31         319        0.00        1.30  -  2.00     32.35  -  33.29
        2002                             22      7.68 -      7.74         173        0.00        1.30  -  2.00    -23.18  - -22.63
      AIM V. I. Core Equity II
        2003                             35     10.04 -     10.18         357        1.26        1.30  -  2.00     21.67  -  22.54
        2002                             13      8.25 -      8.31         109        0.73        1.30  -  2.00    -17.48  - -16.89
      AIM V. I. Dent
       Demographics II
        2003                             33      8.93 -      9.06         297        0.00        1.30  -  2.00    -10.67  -  35.52
        2002                             14      6.66 -      6.69          92        0.00        1.30  -  1.70    -33.41  - -33.14
      AIM V. I. Diversiied
       Income II
        2003                             53     10.62 -     10.78         567       10.25        1.30  -  2.10      6.18  -   7.60
        2002                              8      9.97 -     10.02          76       14.95        1.30  -  1.90     -0.33  -   0.22
      AIM V. I. Global Utilities II
        2003                             31      9.13 -      9.23         283        5.14        1.30  -  1.85     -8.68  -  17.39
        2002                             10      7.84 -      7.86          80        6.44        1.30  -  1.60    -21.59  - -21.38
      AIM V. I. Government
       Securities II
        2003                            224     10.57 -     10.74       2,401        2.56        1.30  -  2.10     -0.39  -   5.68
        2002                            174     10.71 -     10.78       1,872        3.61        1.30  -  2.00      7.07  -   7.83

--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                          For the year ended December 31,
                                    -----------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                      Units     Unit Fair Value    Net Assets   Investment      Expense Ratio**    Total Return***
                                     (000s)    Lowest to Highest     (000s)    Income Ratio*   Lowest to Highest  Lowest to Highest
                                    -------- --------------------  ----------  -------------   -----------------  -----------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
    AIM V. I. Growth II
      2003                               40  $   8.66 - $    8.78  $      351        0.00%       1.30% -  2.00%    28.26% -   29.18%
      2002                               30      6.75 -      6.80         201        0.00        1.30  -  2.00    -32.49  -  -32.01
    AIM V. I. High Yield II
      2003                               52     11.59 -     11.74         613       10.77        1.30  -  2.00     25.33  -   26.23
      2002                               14      9.24 -      9.30         131        0.00        1.30  -  2.00     -7.55  -   -6.96
    AIM V. I. International
     Growth II
      2003                               37     10.39 -     10.54         392        0.51        1.30  -  2.00      3.88  -   26.93
      2002                                7      8.25 -      8.30          61       36.64        1.30  -  1.90    -17.49  -  -16.98
    AIM V. I. Mid Cap Core
     Equity II
      2003                              130     10.84 -     10.99       1,419        0.00        1.30  -  2.00     24.52  -   25.41
      2002                               69      8.70 -      8.76         599        0.00        1.30  -  2.00    -12.98  -  -12.36
    AIM V. I. Money Market II
      2003                              185      9.72 -      9.86       1,820        0.27        1.30  -  2.00     -1.68  -   -0.98
      2002                              764      9.89 -      9.96       7,592        0.76        1.30  -  2.00     -1.11  -   -0.41
    AIM V. I. New
     Technology II
      2003                               10      8.82 -      8.94          87        0.00        1.30  -  2.00    -11.81  -   49.98
      2002                                2      5.94 -      5.96          13        0.00        1.30  -  1.70    -40.62  -  -40.40
    AIM V. I. Premier Equity II
      2003                               61      8.30 -      8.46         513        0.29        1.30  -  2.20    -16.95  -   23.21
      2002                               35      6.82 -      6.87         237        0.77        1.30  -  1.90    -31.77  -  -31.35

                                     PART C
                                OTHER INFORMATION


24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

     All required financial statements are included in Part B of this Registration Statement.

(b) EXHIBITS

(1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-62203) dated April 22, 1996.)

(2) Not Applicable

(3) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement (File No. 033-62203) dated November 22, 1995.)

(4) (a) Form of the AIM Lifetime Plus Enhanced Choice Variable Annuity Contract (Previously filed in the initial filing of this Registration Statement (File No. 333-34356) dated April 7, 2000.)

    (b) Death Benefit Amendatory Endorsement (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No.
333-34356) dated April 24, 2002.)

(5) Form of the AIM Lifetime Plus Enhanced Choice Variable Annuity Contract Application (Previously filed in the initial filing of this Registration Statement (File No. 333-34356) dated April 7, 2000.)

(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999.)

    (b) Amended and Restated By-laws of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999.)

(7) Reinsurance Agreement between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-62203) dated November 22, 1995.)

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-62203) dated April 22, 1996.)

(9) (a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-34356)dated June 6, 2000.)

     (b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-34356)dated April 18, 2001.)

     (c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-34356) dated September 27, 2001.)

     (d) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-34356) dated April 24, 2002.)

(10) Independent Auditors' Consent

(11) Not applicable

(12) Not applicable

(13) (a) Performance Data Calculations (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-34356) dated June 6, 2000.)

(13)(b) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-34356) dated April 11, 2003.)

(14) Not applicable

(99)(a) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta, Kevin
R. Slawin, Samuel H. Pilch (Previously filed in the initial filing of this Registration Statement (File No. 333-34356) dated April 7, 2000.)

(99)(b) Powers of Attorney for Margaret G. Dyer, John C. Lounds J. Kevin McCarthy and Marla G. Friedman (Previously filed in Post Effective Amendment No. 1 to this Registration Statement (File No. 333-34356) dated April 18, 2001.

(99)(c)   Power  of  Attorney  for  Steven  E.  Shebik   (Previously   filed  in
Post-Effective   Amendment  No.  2  this   Registration   Statement   (File  No.
333-34356)dated September 27, 2001.

(99)(d) Power of Attorney for Casey J. Sylla (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-34356) dated April 11, 2003.)

(99)(e) Power of Attorney for Kevin R. Slawin


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                POSITION AND OFFICE WITH
BUSINESS ADDRESS*                 DEPOSITOR OF THE ACCOUNT


John C. Lounds                    Director
J. Kevin McCarthy                 Director
Steven E. Shebik                  Director, Vice President and Chief
                                  Financial Officer
Kevin R. Slawin                   Director and Vice President
John E. Smith                     Vice President
Casey J. Sylla                    Director, President and Chief Executive
                                  Officer
Michael J. Velotta                Director, Vice President, General Counsel
                                  and Secretary
Eric A. Simonson                  Senior Vice President and Chief
                                  Investment Officer
Samuel H. Pilch                   Group Vice President and Controller
Karen C. Gardner                  Vice President
Marla G. Friedman                 Vice President
Anson J. Glacy, Jr.               Vice President
John R. Hunter                    Vice President
James P. Zils                     Treasurer
Joanne M. Derrig                  Assistant Vice President and Chief
                                  Privacy Officer
Lisa J. Flanary                   Assistant Vice President
Robert L. Park                    Assistant Vice President and Chief
                                  Compliance Officer
Barry S. Paul                     Assistant Vice President and Assistant
                                  Treasurer
Joseph P. Rath                    Assistant Vice President, Assistant
                                  General Counsel and Assistant Secretary
Timothy N. Vander Pas             Assistant Vice President
William F. Emmons                 Assistant Secretary
Emma M. Kalaidijian               Assistant Secretary
Paul N. Kierig                    Assistant Secretary
Mary J. McGinn                    Assistant Secretary
Patricia W. Wilson                Assistant Treasurer
Errol Cramer                      Appointed Actuary
Robert E. Transon                 Illustration Actuary

*The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated herein by reference to the Annual Report on Form 10-K, filed by The Allstate Corporation on March 11, 2004 (File No. 1-11840).

27. NUMBER OF CONTRACT OWNERS

As of January 31, 2004, there were 891 nonqualified contracts and 682 qualified contracts

28. INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and Allstate Life Financial Services, Inc. (Distributor), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29. PRINCIPAL UNDERWRITER, ALFS, INC.

(a)The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life Variable Life Separate Account A
Allstate Life of New York Separate Account A
Allstate Life of New York Variable Life Separate Account A
Charter National Variable Annuity Account
Charter National Variable Account
Glenbrook Life and Annuity Company Separate Account A
Glenbrook Life Variable Life Separate Account A
Glenbrook Life Multi-Manager Variable Account
Intramerica Variable Annuity Account
Lincoln Benefit Life Variable Annuity Account
Lincoln Benefit Life Variable Account

 (b) The directors and principal officers of the principal underwriter are:



Name and Principal                           Positions and Officers
Business Address*                            with Underwriter
of Each Such Person


J. Kevin McCarthy                            Director, President and Chief
                                             Executive Officer
Casey J. Sylla                               Director
Michael J. Velotta                           Director and Secretary
Marion Goll                                  Vice President, Treasurer and
                                             Financial Operations Principal
Brent H. Hamann                              Vice President
Joseph P. Rath                               Vice President, General Counsel and
                                             Secretary
Andrea J. Schur                              Vice President
Joanne M. Derrig                             Assistant Vice President and
                                             Chief Privacy Officer
Maribel V. Gerstner                          Assistant Vice President and
                                             Compliance Officer
William F. Emmons                            Assistant Secretary
Emma M. Kalaidijian                          Assistant Secretary
Barry S. Paul                                Assistant Treasurer
James P. Zils                                Assistant Treasurer
John E. Smith                                Chief Operations Officer

*The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


*The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors of ALFS, Inc. is 3100 Sanders Road, Northbrook, Illinois 60062.

 (c) Compensation of ALFS, Inc.

None.

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.


REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL
REVENUE CODE

Registrant represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.


REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and Annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Glenbrook Life and Annuity Company Separate Account A, certifies that it meets the requirements of Securities Act rule 485(b) for effectiveness of this amended Registration Statement and has caused Registration Statement to be signed on its behalf by the undersigned, all in the Township of Northfield, State of Illinois on April 1st, 2004


                       GLENBROOK LIFE AND ANNUITY COMPANY
                               SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)



                            By:/s/ MICHAEL J. VELOTTA
                        ---------------------------------
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on April 1st, 2004.

*/JOHN C. LOUNDS                             Director
-----------------------
John C. Lounds

*/J. KEVIN MCCARTHY                          Director
-----------------------
J. Kevin McCarthy

*/SAMUEL H. PILCH                            Controller and Group Vice
----------------------                       President
Samuel H. Pilch                              (Principal Accounting Officer)

*/STEVEN E. SHEBIK                           Director, Vice President and
------------------------                     Chief Financial Officer
Steven E. Shebik                             (Principal Financial Officer)

*/KEVIN R. SLAWIN                            Director and Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA                             Director, President and Chief
-----------------------                      Executive Officer
Casey J. Sylla                               (Principal Executive Officer)

/s/MICHAEL J. VELOTTA                        Director, Vice President, General
----------------------                       Counsel and Secretary
Michael J. Velotta



*/ By Michael J. Velotta, pursuant to Power of Attorney filed previously or herewith.




                        EXHIBIT INDEX


(10) Independent Auditors' Consent
(99)(e) Power of Attorney for Kevin R. Slawin